UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2024
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2024.
As the outlook for inflation and interest rates improved, markets showed strength in the fourth quarter of 2023 and the first quarter of 2024. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing,” and there was hope for rate cuts on the horizon. Investor optimism about the possibilities for artificial intelligence (AI) also drove markets higher.
Domestic equity indexes posted strong returns for the six months ended March 31, 2024. U.S. large-capitalization stocks led the way with a return of 23.48%, as measured by the S&P 500® Index, while small-cap stocks returned 19.94%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 16.81%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 10.42%.
In fixed income markets, the yield on the 10-year Treasury declined to 4.20% on March 31, 2024, from 4.59% on September 30, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 5.99% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 8.75%.
Thank you for entrusting the Virtus Funds with your assets. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President Virtus Funds
May 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,298.70	1.21%	$ 6.95
	Class C	1,000.00	1,292.70	2.05	11.75
	Class I	1,000.00	1,299.80	0.99	5.69
	Class R6	1,000.00	1,301.60	0.73	4.20
KAR Equity Income Fund
	Class A	1,000.00	1,134.10	1.20	6.40
	Class C	1,000.00	1,129.90	1.95	10.38
	Class I	1,000.00	1,135.50	0.95	5.07
	Class R6	1,000.00	1,135.90	0.91	4.86
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,113.30	1.35	7.13
	Class C	1,000.00	1,109.00	2.10	11.07
	Class I	1,000.00	1,114.90	1.10	5.82
	Class R6	1,000.00	1,116.70	0.78	4.13
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,181.40	1.20	6.54
	Class C	1,000.00	1,177.20	1.95	10.61
	Class I	1,000.00	1,182.90	0.95	5.18
	Class R6	1,000.00	1,183.60	0.87	4.75
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,187.60	1.26	6.89
	Class C	1,000.00	1,182.90	2.04	11.13
	Class I	1,000.00	1,189.20	1.03	5.64
	Class R6	1,000.00	1,190.30	0.83	4.54
KAR Small-Cap Core Fund
	Class A	1,000.00	1,234.70	1.27	7.10
	Class C	1,000.00	1,230.30	1.99	11.10
	Class I	1,000.00	1,236.60	1.00	5.59
	Class R6	1,000.00	1,236.90	0.92	5.14
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,098.60	1.37	7.19
	Class C	1,000.00	1,094.90	2.09	10.95
	Class I	1,000.00	1,100.20	1.10	5.78
	Class R6	1,000.00	1,100.40	1.00	5.25

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$1,192.40	1.21%	$ 6.63
	Class C	1,000.00	1,188.00	1.98	10.83
	Class I	1,000.00	1,194.40	0.98	5.38
	Class R6	1,000.00	1,194.80	0.90	4.94
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,200.10	1.24	6.82
	Class C	1,000.00	1,195.40	2.01	11.03
	Class I	1,000.00	1,201.70	0.99	5.45
	Class R6	1,000.00	1,202.00	0.90	4.95
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,137.40	1.31	7.00
	Class C	1,000.00	1,133.60	2.07	11.04
	Class I	1,000.00	1,138.50	1.07	5.72
	Class R6	1,000.00	1,139.40	1.01	5.40
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,195.20	1.17	6.42
	Class C	1,000.00	1,190.00	1.92	10.51
	Class I	1,000.00	1,197.50	0.92	5.05
	Class R6	1,000.00	1,197.60	0.82	4.51
SGA Global Growth Fund
	Class A	1,000.00	1,165.70	1.30	7.04
	Class C	1,000.00	1,161.10	2.06	11.13
	Class I	1,000.00	1,167.30	1.05	5.69
	Class R6	1,000.00	1,168.10	0.91	4.93
Tactical Allocation Fund
	Class A	1,000.00	1,196.30	0.99	5.44
	Class C	1,000.00	1,192.60	1.75	9.59
	Class I	1,000.00	1,198.20	0.76	4.18
	Class R6	1,000.00	1,198.40	0.60	3.30

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.95	1.21%	$ 6.11
	Class C	1,000.00	1,014.75	2.05	10.33
	Class I	1,000.00	1,020.05	0.99	5.00
	Class R6	1,000.00	1,021.35	0.73	3.69

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
KAR Equity Income Fund
	Class A	$1,000.00	$1,019.00	1.20%	$ 6.06
	Class C	1,000.00	1,015.25	1.95	9.82
	Class I	1,000.00	1,020.25	0.95	4.80
	Class R6	1,000.00	1,020.45	0.91	4.60
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.25	1.35	6.81
	Class C	1,000.00	1,014.50	2.10	10.58
	Class I	1,000.00	1,019.50	1.10	5.55
	Class R6	1,000.00	1,021.10	0.78	3.94
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,019.00	1.20	6.06
	Class C	1,000.00	1,015.25	1.95	9.82
	Class I	1,000.00	1,020.25	0.95	4.80
	Class R6	1,000.00	1,020.65	0.87	4.39
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.70	1.26	6.36
	Class C	1,000.00	1,014.80	2.04	10.28
	Class I	1,000.00	1,019.85	1.03	5.20
	Class R6	1,000.00	1,020.85	0.83	4.19
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.65	1.27	6.41
	Class C	1,000.00	1,015.05	1.99	10.02
	Class I	1,000.00	1,020.00	1.00	5.05
	Class R6	1,000.00	1,020.40	0.92	4.65
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.15	1.37	6.91
	Class C	1,000.00	1,014.55	2.09	10.53
	Class I	1,000.00	1,019.50	1.10	5.55
	Class R6	1,000.00	1,020.00	1.00	5.05
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.95	1.21	6.11
	Class C	1,000.00	1,015.10	1.98	9.97
	Class I	1,000.00	1,020.10	0.98	4.95
	Class R6	1,000.00	1,020.50	0.90	4.55
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.80	1.24	6.26
	Class C	1,000.00	1,014.95	2.01	10.13
	Class I	1,000.00	1,020.05	0.99	5.00
	Class R6	1,000.00	1,020.50	0.90	4.55
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.45	1.31	6.61
	Class C	1,000.00	1,014.65	2.07	10.43
	Class I	1,000.00	1,019.65	1.07	5.40
	Class R6	1,000.00	1,019.95	1.01	5.10
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,019.15	1.17	5.91
	Class C	1,000.00	1,015.40	1.92	9.67
	Class I	1,000.00	1,020.40	0.92	4.65
	Class R6	1,000.00	1,020.90	0.82	4.14
SGA Global Growth Fund
	Class A	1,000.00	1,018.50	1.30	6.56
	Class C	1,000.00	1,014.70	2.06	10.38
	Class I	1,000.00	1,019.75	1.05	5.30
	Class R6	1,000.00	1,020.45	0.91	4.60

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2023 TO March 31, 2024
		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Tactical Allocation Fund
	Class A	$1,000.00	$1,020.05	0.99%	$ 5.00
	Class C	1,000.00	1,016.25	1.75	8.82
	Class I	1,000.00	1,021.20	0.76	3.84
	Class R6	1,000.00	1,022.00	0.60	3.03

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2024
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2024.
KAR Capital Growth Fund
Information Technology	32%
Consumer Discretionary	20
Financials	11
Communication Services	10
Industrials	9
Health Care	9
Real Estate	3
Other	6
Total	100%

KAR Equity Income Fund
Financials	19%
Industrials	17
Health Care	14
Information Technology	10
Consumer Staples	9
Utilities	8
Materials	7
Other (includes securities lending collateral)	16
Total	100%

KAR Global Quality Dividend Fund
Financials	20%
Industrials	15
Communication Services	12
Utilities	12
Consumer Staples	8
Information Technology	8
Health Care	8
Other (includes securities lending collateral)	17
Total	100%

KAR Mid-Cap Core Fund
Industrials	38%
Financials	17
Health Care	13
Information Technology	12
Consumer Discretionary	12
Consumer Staples	4
Short-Term Investment	4
Total	100%

KAR Mid-Cap Growth Fund
Information Technology	26%
Consumer Discretionary	23
Consumer Staples	13
Industrials	11
Health Care	9
Financials	6
Energy	5
Other	7
Total	100%

KAR Small-Cap Core Fund
Industrials	49%
Financials	23
Consumer Discretionary	6
Information Technology	6
Health Care	6
Materials	3
Communication Services	3
Short-Term Investment	4
Total	100%

KAR Small-Cap Growth Fund
Financials	32%
Information Technology	20
Consumer Discretionary	16
Communication Services	13
Industrials	10
Health Care	5
Consumer Staples	1
Short-Term Investment	3
Total	100%

KAR Small-Cap Value Fund
Industrials	39%
Financials	26
Consumer Discretionary	14
Consumer Staples	6
Materials	6
Health Care	4
Information Technology	3
Other	2
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2024
KAR Small-Mid Cap Core Fund
Industrials	29%
Information Technology	21
Consumer Discretionary	19
Financials	14
Health Care	11
Consumer Staples	2
Materials	2
Short-Term Investment	2
Total	100%

KAR Small-Mid Cap Growth Fund
Industrials	28%
Information Technology	26
Health Care	17
Financials	16
Consumer Discretionary	6
Communication Services	4
Consumer Staples	3
Total	100%

KAR Small-Mid Cap Value Fund
Industrials	38%
Financials	23
Information Technology	10
Consumer Discretionary	10
Consumer Staples	9
Materials	5
Health Care	3
Other	2
Total	100%

SGA Global Growth Fund
Information Technology	26%
Financials	22
Health Care	21
Consumer Discretionary	13
Communication Services	6
Consumer Staples	5
Industrials	3
Other	4
Total	100%

Tactical Allocation Fund
Common Stocks		70%
Information Technology	19%
Consumer Discretionary	12
Communication Services	10
All Other Common Stocks	29
Corporate Bonds and Notes		10
Financials	4
Energy	1
Utilities	1
All Other Corporate Bonds and Notes	4
Mortgage-Backed Securities		8
U.S. Government Securities		5
Asset-Backed Securities		4
Leveraged Loans		2
Other (includes short-term investment and securities lending collateral)		1
Total		100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—10.0%
Meta Platforms, Inc. Class A	65,529	$ 31,820
Netflix, Inc.(1)	23,167	14,070
Trade Desk, Inc. (The) Class A(1)	208,192	18,200
		64,090

Consumer Discretionary—19.1%
Airbnb, Inc. Class A(1)	76,719	12,655
Amazon.com, Inc.(1)	202,245	36,481
AutoZone, Inc.(1)	3,202	10,092
Home Depot, Inc. (The)	28,770	11,036
Marriott International, Inc. Class A	72,755	18,357
MercadoLibre, Inc.(1)	6,803	10,286
NIKE, Inc. Class B	124,176	11,670
Ross Stores, Inc.	80,487	11,812
		122,389

Consumer Staples—2.7%
Estee Lauder Cos., Inc. (The) Class A	37,150	5,726
Monster Beverage Corp.(1)	196,490	11,648
		17,374

Energy—0.5%
Devon Energy Corp.	59,660	2,994
Financials—11.1%
Block, Inc. Class A(1)	109,620	9,272
Progressive Corp. (The)	82,417	17,045
	Shares	Value

Financials—continued
S&P Global, Inc.	19,995	$ 8,507
Visa, Inc. Class A	130,551	36,434
		71,258

Health Care—8.8%
Danaher Corp.	43,931	10,970
Eli Lilly & Co.	22,632	17,607
IDEXX Laboratories, Inc.(1)	11,025	5,953
Mettler-Toledo International, Inc.(1)	3,687	4,909
Zoetis, Inc. Class A	97,596	16,514
		55,953

Industrials—9.0%
Equifax, Inc.	39,776	10,641
Fair Isaac Corp.(1)	16,218	20,266
Paycom Software, Inc.	31,398	6,248
Uber Technologies, Inc.(1)	263,120	20,258
		57,413

Information Technology—31.7%
Accenture plc Class A	36,204	12,549
Amphenol Corp. Class A	226,907	26,174
BILL Holdings, Inc.(1)	94,416	6,488
Cadence Design Systems, Inc.(1)	53,982	16,804
Gartner, Inc.(1)	14,738	7,025
MongoDB, Inc. Class A(1)	35,510	12,735
NVIDIA Corp.	68,472	61,869
Roper Technologies, Inc.	25,193	14,129
ServiceNow, Inc.(1)	12,118	9,239
	Shares	Value

Information Technology—continued
Shopify, Inc. Class A(1)	115,873	$ 8,942
Snowflake, Inc. Class A(1)	55,200	8,920
Workday, Inc. Class A(1)	64,654	17,634
		202,508

Materials—1.8%
Ecolab, Inc.	51,019	11,780
Real Estate—3.4%
CoStar Group, Inc.(1)	154,261	14,902
Prologis, Inc.	50,868	6,624
		21,526

Total Common Stocks (Identified Cost $251,086)		627,285

Total Long-Term Investments—98.1% (Identified Cost $251,086)		627,285

TOTAL INVESTMENTS—98.1% (Identified Cost $251,086)		$627,285
Other assets and liabilities, net—1.9%		12,379
NET ASSETS—100.0%		$639,664

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$627,285	$627,285
Total Investments	$627,285	$627,285
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—6.6%
Omnicom Group, Inc.	33,027	$ 3,196
Verizon Communications, Inc.	123,751	5,192
		8,388

Consumer Discretionary—0.5%
McDonald’s Corp.	2,392	674
Consumer Staples—9.6%
Coca-Cola Co. (The)	56,783	3,474
Flowers Foods, Inc.	157,267	3,735
Kimberly-Clark Corp.	27,177	3,516
Procter & Gamble Co. (The)	8,735	1,417
		12,142

Energy—2.6%
Chevron Corp.	9,820	1,549
Hess Corp.	11,572	1,766
		3,315

Financials—19.0%
Bank of Hawaii Corp.	56,573	3,530
PNC Financial Services Group, Inc. (The)	32,412	5,238
Prudential Financial, Inc.	16,671	1,957
Safety Insurance Group, Inc.	35,532	2,920
T. Rowe Price Group, Inc.	33,265	4,056
Zurich Insurance Group AG ADR	118,017	6,400
		24,101

Health Care—14.4%
AbbVie, Inc.	31,591	5,753
Johnson & Johnson	6,988	1,105
Merck & Co., Inc.	21,807	2,878
Patterson Cos., Inc.	99,273	2,745
Pfizer, Inc.	99,249	2,754
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	212,656	2,954
		18,189

	Shares	Value

Industrials—17.3%
BAE Systems plc Sponsored ADR(1)	67,754	$ 4,699
MSC Industrial Direct Co., Inc. Class A	58,106	5,639
Paychex, Inc.	19,234	2,362
Snap-on, Inc.	5,355	1,586
United Parcel Service, Inc. Class B	21,950	3,262
Watsco, Inc.	9,916	4,283
		21,831

Information Technology—10.4%
Cisco Systems, Inc.	65,509	3,270
International Business Machines Corp.	42,818	8,176
Texas Instruments, Inc.	9,878	1,721
		13,167

Materials—7.0%
Amcor plc	501,385	4,768
Eastman Chemical Co.	40,823	4,092
		8,860

Real Estate—2.8%
Crown Castle, Inc.	15,086	1,597
Getty Realty Corp.	72,230	1,975
		3,572

Utilities—7.9%
Fortis, Inc.	148,228	5,857
Southern Co. (The)	56,822	4,076
		9,933

Total Common Stocks (Identified Cost $106,378)		124,172

Total Long-Term Investments—98.1% (Identified Cost $106,378)		124,172

	Shares	Value

Securities Lending Collateral—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)(3)	4,730,858	$ 4,731
Total Securities Lending Collateral (Identified Cost $4,731)		4,731

TOTAL INVESTMENTS—101.8% (Identified Cost $111,109)		$128,903
Other assets and liabilities, net—(1.8)%		(2,293)
NET ASSETS—100.0%		$126,610

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Switzerland	9
Canada	4
United Kingdom	4
Japan	2
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$124,172	$124,172
Securities Lending Collateral	4,731	4,731
Total Investments	$128,903	$128,903
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—12.3%
BCE, Inc.	35,988	$ 1,223
Omnicom Group, Inc.	4,883	472
Spark New Zealand Ltd.	362,911	1,033
Verizon Communications, Inc.	26,063	1,094
		3,822

Consumer Discretionary—1.9%
Canadian Tire Corp., Ltd. Class A	5,850	583
Consumer Staples—8.5%
Coca-Cola Co. (The)	7,130	436
Coca-Cola Europacific Partners plc	6,740	472
Flowers Foods, Inc.	32,566	773
Kimberly-Clark Corp.	3,536	457
Unilever plc	10,058	505
		2,643

Energy—3.4%
TotalEnergies SE	15,273	1,046
Financials—20.6%
Bank of Hawaii Corp.	6,851	427
IGM Financial, Inc.(1)	33,240	857
PNC Financial Services Group, Inc. (The)	4,522	731
Royal Bank of Canada	5,916	597
Safety Insurance Group, Inc.	7,125	586
Singapore Exchange Ltd.	62,282	425
Sumitomo Mitsui Trust Holdings, Inc.	23,100	497
Tokio Marine Holdings, Inc.	23,060	720
Zurich Insurance Group AG	2,065	1,113
Zurich Insurance Group AG ADR(1)	8,031	436
		6,389

Health Care—8.4%
AbbVie, Inc.	7,438	1,354
Patterson Cos., Inc.	9,830	272
Pfizer, Inc.	14,075	391
	Shares	Value

Health Care—continued
Takeda Pharmaceutical Co., Ltd.	20,700	$ 575
		2,592

Industrials—15.7%
Adecco Group AG Registered Shares	15,334	606
BAE Systems plc	58,627	999
Deutsche Post AG	24,266	1,045
MSC Industrial Direct Co., Inc. Class A	10,472	1,016
Paychex, Inc.	4,823	592
SGS S.A. Registered Shares(1)	6,313	613
		4,871

Information Technology—8.4%
Cisco Systems, Inc.	5,677	283
International Business Machines Corp.	9,871	1,885
Texas Instruments, Inc.	2,467	430
		2,598

Materials—6.6%
Amcor plc	123,891	1,178
Eastman Chemical Co.	8,492	851
		2,029

Utilities—12.2%
Fortis, Inc.	35,942	1,420
National Grid plc	35,947	484
Southern Co. (The)	15,022	1,078
Terna - Rete Elettrica Nazionale	97,594	806
		3,788

Total Common Stocks (Identified Cost $27,183)		30,361

Total Long-Term Investments—98.0% (Identified Cost $27,183)		30,361

	Shares	Value

Securities Lending Collateral—5.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)(3)	1,635,981	$ 1,636
Total Securities Lending Collateral (Identified Cost $1,636)		1,636

TOTAL INVESTMENTS—103.3% (Identified Cost $28,819)		$31,997
Other assets and liabilities, net—(3.3)%		(1,029)
NET ASSETS—100.0%		$30,968

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	46%
Canada	15
Switzerland	12
United Kingdom	8
Japan	6
France	3
Germany	3
Other	7
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$30,361	$30,361
Securities Lending Collateral	1,636	1,636
Total Investments	$31,997	$31,997
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—93.5%
Consumer Discretionary—11.2%
Domino’s Pizza, Inc.	169,376	$ 84,159
Pool Corp.	264,369	106,673
Ross Stores, Inc.	725,449	106,467
		297,299

Consumer Staples—3.9%
Lamb Weston Holdings, Inc.	958,173	102,074
Financials—17.0%
Berkley (W.R.) Corp.	689,416	60,972
Broadridge Financial Solutions, Inc.	317,560	65,055
Brown & Brown, Inc.	849,694	74,382
FactSet Research Systems, Inc.	101,236	46,001
First Financial Bankshares, Inc.	1,590,690	52,191
Houlihan Lokey, Inc. Class A	785,524	100,696
LPL Financial Holdings, Inc.	197,785	52,255
		451,552

Health Care—12.2%
Azenta, Inc.(1)	1,581,266	95,319
Cooper Cos., Inc. (The)	1,136,183	115,277
West Pharmaceutical Services, Inc.	285,598	113,014
		323,610

Industrials—37.1%
Allegion plc	513,905	69,228
	Shares	Value

Industrials—continued
AMETEK, Inc.	887,461	$ 162,317
Equifax, Inc.	409,206	109,471
Exponent, Inc.	799,042	66,073
HEICO Corp. Class A	593,584	91,376
Lennox International, Inc.	210,102	102,689
Nordson Corp.	341,967	93,884
Old Dominion Freight Line, Inc.	277,322	60,819
Pentair plc	923,245	78,882
Verisk Analytics, Inc. Class A	276,576	65,197
Westinghouse Air Brake Technologies Corp.	575,100	83,781
		983,717

Information Technology—12.1%
Aspen Technology, Inc.(1)	413,542	88,200
Bentley Systems, Inc. Class B	1,731,930	90,441
Monolithic Power Systems, Inc.	120,599	81,696
Teledyne Technologies, Inc.(1)	143,319	61,530
		321,867

Total Common Stocks (Identified Cost $1,769,829)		2,480,119

Total Long-Term Investments—93.5% (Identified Cost $1,769,829)		2,480,119

	Shares	Value

Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)	109,152,639	$ 109,153
Total Short-Term Investment (Identified Cost $109,153)		109,153

TOTAL INVESTMENTS—97.6% (Identified Cost $1,878,982)		$2,589,272
Other assets and liabilities, net—2.4%		64,115
NET ASSETS—100.0%		$2,653,387

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,480,119	$2,480,119
Money Market Mutual Fund	109,153	109,153
Total Investments	$2,589,272	$2,589,272
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—4.1%
ROBLOX Corp. Class A(1)	397,023	$ 15,158
Trade Desk, Inc. (The) Class A(1)	564,335	49,334
		64,492

Consumer Discretionary—23.2%
Domino’s Pizza, Inc.	74,093	36,815
Global-e Online Ltd.(1)	937,595	34,082
MercadoLibre, Inc.(1)	37,732	57,049
Murphy USA, Inc.	47,304	19,830
On Holding AG Class A(1)	477,473	16,893
Pool Corp.	108,761	43,885
Rollins, Inc.	594,030	27,486
Ross Stores, Inc.	239,103	35,091
SiteOne Landscape Supply, Inc.(1)	305,551	53,334
TopBuild Corp.(1)	57,778	25,464
Ulta Beauty, Inc.(1)	29,311	15,326
		365,255

Consumer Staples—12.9%
Celsius Holdings, Inc.(1)	1,729,262	143,390
Freshpet, Inc.(1)	301,834	34,971
Monster Beverage Corp.(1)	434,587	25,762
		204,123

Energy—5.2%
Devon Energy Corp.	385,920	19,366
Diamondback Energy, Inc.	211,020	41,818
Halliburton Co.	525,099	20,699
		81,883

	Shares	Value

Financials—5.8%
Corpay, Inc.(1)	84,628	$ 26,111
Goosehead Insurance, Inc. Class A(1)	626,990	41,770
Toast, Inc. Class A(1)	949,052	23,650
		91,531

Health Care—8.9%
HealthEquity, Inc.(1)	216,529	17,676
IDEXX Laboratories, Inc.(1)	75,991	41,030
Mettler-Toledo International, Inc.(1)	31,535	41,982
STAAR Surgical Co.(1)	244,072	9,343
Zoetis, Inc. Class A	177,674	30,064
		140,095

Industrials—10.9%
Equifax, Inc.	191,285	51,172
Fair Isaac Corp.(1)	84,382	105,445
Paycom Software, Inc.	76,358	15,196
		171,813

Information Technology—25.8%
Amphenol Corp. Class A	547,603	63,166
Cloudflare, Inc. Class A(1)	329,440	31,900
Datadog, Inc. Class A(1)	263,841	32,611
DoubleVerify Holdings, Inc.(1)	792,175	27,853
Gartner, Inc.(1)	183,239	87,344
Lattice Semiconductor Corp.(1)	320,494	25,072
MongoDB, Inc. Class A(1)	93,890	33,673
Monolithic Power Systems, Inc.	31,246	21,167
PTC, Inc.(1)	129,475	24,463
Roper Technologies, Inc.	41,567	23,312
	Shares	Value

Information Technology—continued
Teradyne, Inc.	327,224	$ 36,921
		407,482

Real Estate—2.6%
CoStar Group, Inc.(1)	422,131	40,778
Total Common Stocks (Identified Cost $827,374)		1,567,452

Total Long-Term Investments—99.4% (Identified Cost $827,374)		1,567,452

TOTAL INVESTMENTS—99.4% (Identified Cost $827,374)		$1,567,452
Other assets and liabilities, net—0.6%		10,222
NET ASSETS—100.0%		$1,577,674

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Brazil	4
Israel	2
Switzerland	1
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,567,452	$1,567,452
Total Investments	$1,567,452	$1,567,452
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2023:	$ 25,097	$ 25,097
Net realized gain (loss)	(12,976)	(12,976)
Net change in unrealized appreciation (depreciation)	14,903	14,903
Sales	(27,024)	(27,024)
Balance as of March 31, 2024	$ —	$ —
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—93.5%
Communication Services—3.1%
Rightmove plc	9,575,590	$ 66,424
Consumer Discretionary—6.2%
Acushnet Holdings Corp.	1,329,401	87,674
LCI Industries	369,320	45,449
		133,123

Financials—22.0%
Artisan Partners Asset Management, Inc. Class A	1,184,387	54,209
BancFirst Corp.	411,429	36,218
FactSet Research Systems, Inc.	125,140	56,862
First Hawaiian, Inc.	2,524,755	55,444
Jack Henry & Associates, Inc.	163,600	28,422
Moelis & Co. Class A	1,198,917	68,063
Primerica, Inc.	494,287	125,035
RLI Corp.	307,303	45,625
		469,878

Health Care—5.4%
Atrion Corp.	48,880	22,658
CorVel Corp.(1)	354,480	93,214
		115,872

Industrials—47.2%
Donaldson Co., Inc.	345,900	25,832
EMCOR Group, Inc.	574,698	201,259
FTI Consulting, Inc.(1)	609,294	128,128
	Shares	Value

Industrials—continued
Graco, Inc.	865,110	$ 80,853
Kadant, Inc.	245,190	80,447
Kforce, Inc.	436,052	30,750
Landstar System, Inc.	393,109	75,776
RBC Bearings, Inc.(1)	230,437	62,299
Simpson Manufacturing Co., Inc.	817,497	167,734
Toro Co. (The)	837,169	76,710
Watts Water Technologies, Inc. Class A	379,374	80,636
		1,010,424

Information Technology—6.1%
Aspen Technology, Inc.(1)	169,612	36,175
Clearwater Analytics Holdings, Inc. Class A (1)	1,936,525	34,257
Manhattan Associates, Inc.(1)	243,386	60,902
		131,334

Materials—3.5%
UFP Industries, Inc.	602,818	74,153
Total Common Stocks (Identified Cost $970,384)		2,001,208

Total Long-Term Investments—93.5% (Identified Cost $970,384)		2,001,208

	Shares	Value

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)	76,729,112	$ 76,729
Total Short-Term Investment (Identified Cost $76,729)		76,729

TOTAL INVESTMENTS—97.1% (Identified Cost $1,047,113)		$2,077,937
Other assets and liabilities, net—2.9%		61,789
NET ASSETS—100.0%		$2,139,726

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,001,208	$2,001,208
Money Market Mutual Fund	76,729	76,729
Total Investments	$2,077,937	$2,077,937
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—94.2%
Communication Services—12.2%
Auto Trader Group plc	22,183,364	$ 196,047
MediaAlpha, Inc. Class A(1)(2)	3,405,118	69,362
Rightmove plc	21,963,392	152,355
		417,764

Consumer Discretionary—15.3%
Dream Finders Homes, Inc. Class A(1)(2)	2,981,552	130,383
Fox Factory Holding Corp.(1)(2)	2,710,453	141,133
Holley, Inc.(1)(2)	8,065,070	35,970
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,276,885	101,602
Revolve Group, Inc. Class A(1)(2)	3,960,701	83,848
Smith Douglas Homes Corp. Class A(1)(2)	982,435	29,179
		522,115

Consumer Staples—0.9%
PriceSmart, Inc.	372,298	31,273
Financials—30.8%
FactSet Research Systems, Inc.	214,875	97,637
Goosehead Insurance, Inc. Class A(2)	1,200,476	79,976
Interactive Brokers Group, Inc. Class A	908,939	101,537
Morningstar, Inc.	814,690	251,226
Ryan Specialty Holdings, Inc. Class A	5,815,150	322,741
ServisFirst Bancshares, Inc.	2,298,065	152,500
	Shares	Value

Financials—continued
Triumph Financial, Inc.(2)	576,197	$ 45,704
		1,051,321

Health Care—5.4%
National Research Corp.(1)	2,008,009	79,537
U.S. Physical Therapy, Inc.(1)	914,582	103,229
		182,766

Industrials—10.0%
AAON, Inc.	2,831,350	249,442
Enerpac Tool Group Corp. Class A	1,050,688	37,467
Omega Flex, Inc.(1)	774,250	54,918
		341,827

Information Technology—19.6%
Aspen Technology, Inc.(2)	352,668	75,217
BlackLine, Inc.(2)	1,309,883	84,592
Endava plc Sponsored ADR(1)(2)	2,784,813	105,934
nCino, Inc.(2)	3,985,977	148,996
Novanta, Inc.(2)	430,000	75,151
NVE Corp.	220,690	19,902
Olo, Inc. Class A(1)(2)	7,664,600	42,079
SPS Commerce, Inc.(2)	622,590	115,117
		666,988

Total Common Stocks (Identified Cost $2,011,674)		3,214,054

Total Long-Term Investments—94.2% (Identified Cost $2,011,674)		3,214,054

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(3)	88,924,569	$ 88,925
Total Short-Term Investment (Identified Cost $88,925)		88,925

TOTAL INVESTMENTS—96.8% (Identified Cost $2,100,599)		$3,302,979
Other assets and liabilities, net—3.2%		107,995
NET ASSETS—100.0%		$3,410,974

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
United Kingdom	14
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,214,054	$3,214,054
Money Market Mutual Fund	88,925	88,925
Total Investments	$3,302,979	$3,302,979
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—13.9%
Cheesecake Factory, Inc. (The)	677,267	$ 24,483
Leslie’s, Inc.(1)	3,213,442	20,888
SiteOne Landscape Supply, Inc.(1)	170,099	29,691
Thor Industries, Inc.	320,396	37,595
		112,657

Consumer Staples—6.3%
National Beverage Corp.(1)	497,333	23,604
WD-40 Co.	108,630	27,517
		51,121

Financials—25.6%
Bank of Hawaii Corp.	329,701	20,570
EVERTEC, Inc.	770,940	30,760
First Financial Bankshares, Inc.	288,195	9,456
Houlihan Lokey, Inc. Class A	341,603	43,790
Jack Henry & Associates, Inc.	83,554	14,516
Lakeland Financial Corp.	183,227	12,152
Primerica, Inc.	139,246	35,224
RLI Corp.	164,776	24,464
	Shares	Value

Financials—continued
Stock Yards Bancorp, Inc.	358,954	$ 17,556
		208,488

Health Care—3.6%
Azenta, Inc.(1)	482,473	29,083
Industrials—37.6%
Albany International Corp. Class A	219,874	20,560
Armstrong World Industries, Inc.	267,791	33,265
Construction Partners, Inc. Class A(1)	767,452	43,093
Graco, Inc.	157,745	14,743
Hillman Solutions Corp.(1)	3,387,047	36,038
John Bean Technologies Corp.	152,140	15,958
Landstar System, Inc.	158,995	30,648
RBC Bearings, Inc.(1)	120,576	32,598
UniFirst Corp.	140,652	24,393
Watsco, Inc.	127,153	54,926
		306,222

Information Technology—2.6%
Badger Meter, Inc.	129,395	20,937
	Shares	Value

Materials—6.0%
HB Fuller Co.	372,394	$ 29,695
Scotts Miracle-Gro Co. (The)	259,774	19,376
		49,071

Real Estate—2.3%
Getty Realty Corp.	691,076	18,901
Total Common Stocks (Identified Cost $441,973)		796,480

Total Long-Term Investments—97.9% (Identified Cost $441,973)		796,480

TOTAL INVESTMENTS—97.9% (Identified Cost $441,973)		$796,480
Other assets and liabilities, net—2.1%		17,245
NET ASSETS—100.0%		$813,725

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$796,480	$796,480
Total Investments	$796,480	$796,480
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Consumer Discretionary—18.3%
Bright Horizons Family Solutions, Inc.(1)	434,581	$ 49,264
Choice Hotels International, Inc.	328,390	41,492
Pool Corp.	208,194	84,006
Rollins, Inc.	1,338,675	61,941
SiteOne Landscape Supply, Inc.(1)	304,063	53,074
Thor Industries, Inc.	595,859	69,918
		359,695

Consumer Staples—2.1%
BJ’s Wholesale Club Holdings, Inc.(1)	534,934	40,468
Financials—13.4%
Berkley (W.R.) Corp.	848,128	75,008
Interactive Brokers Group, Inc. Class A	527,403	58,916
Jack Henry & Associates, Inc.	336,840	58,519
LPL Financial Holdings, Inc.	270,759	71,535
		263,978

Health Care—10.5%
Charles River Laboratories International, Inc.(1)	271,208	73,484
Chemed Corp.	79,404	50,972
Cooper Cos., Inc. (The)	805,218	81,697
		206,153

Industrials—28.6%
Allegion plc	400,834	53,996
Equifax, Inc.	259,631	69,457
	Shares	Value

Industrials—continued
Exponent, Inc.	453,411	$ 37,493
Fair Isaac Corp.(1)	41,081	51,335
Lennox International, Inc.	171,350	83,749
Nordson Corp.	272,770	74,886
Saia, Inc.(1)	115,002	67,276
Watsco, Inc.	150,403	64,970
Zurn Elkay Water Solutions Corp.	1,765,467	59,090
		562,252

Information Technology—20.5%
ANSYS, Inc.(1)	102,274	35,505
Aspen Technology, Inc.(1)	259,497	55,346
Bentley Systems, Inc. Class B	1,701,357	88,845
Dolby Laboratories, Inc. Class A	625,906	52,432
Teledyne Technologies, Inc.(1)	113,730	48,827
Teradyne, Inc.	561,811	63,389
Zebra Technologies Corp. Class A(1)	193,803	58,420
		402,764

Materials—2.0%
Scotts Miracle-Gro Co. (The)	523,089	39,017
Total Common Stocks (Identified Cost $1,489,780)		1,874,327

Total Long-Term Investments—95.4% (Identified Cost $1,489,780)		1,874,327

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)	43,632,016	$ 43,632
Total Short-Term Investment (Identified Cost $43,632)		43,632

TOTAL INVESTMENTS—97.6% (Identified Cost $1,533,412)		$1,917,959
Other assets and liabilities, net—2.4%		46,203
NET ASSETS—100.0%		$1,964,162

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,874,327	$1,874,327
Money Market Mutual Fund	43,632	43,632
Total Investments	$1,917,959	$1,917,959
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—4.2%
Rightmove plc Unsponsored ADR	22,258	$ 313
Consumer Discretionary—6.1%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,769	220
SiteOne Landscape Supply, Inc.(1)	1,362	238
		458

Consumer Staples—3.5%
Lamb Weston Holdings, Inc.	2,424	258
Financials—15.5%
FactSet Research Systems, Inc.	571	260
Jack Henry & Associates, Inc.	1,366	237
Moelis & Co. Class A	4,130	235
Ryan Specialty Holdings, Inc. Class A	7,792	432
		1,164

Health Care—16.1%
Atrion Corp.	310	144
Azenta, Inc.(1)	2,631	159
Certara, Inc.(1)	11,558	207
HealthEquity, Inc.(1)	3,607	294
West Pharmaceutical Services, Inc.	1,024	405
		1,209

Industrials—27.0%
Advanced Drainage Systems, Inc.	895	154
	Shares	Value

Industrials—continued
Fair Isaac Corp.(1)	332	$ 415
HEICO Corp. Class A	2,337	360
Saia, Inc.(1)	624	365
Simpson Manufacturing Co., Inc.	1,497	307
TransUnion	2,280	182
Verisk Analytics, Inc. Class A	1,046	246
		2,029

Information Technology—25.0%
Aspen Technology, Inc.(1)	1,049	224
Bentley Systems, Inc. Class B	6,492	339
Clearwater Analytics Holdings, Inc. Class A (1)	11,145	197
Copperleaf Technologies, Inc.(1)	44,977	237
nCino, Inc.(1)	9,144	342
Teledyne Technologies, Inc.(1)	608	261
Tyler Technologies, Inc.(1)	654	278
		1,878

Total Common Stocks (Identified Cost $5,587)		7,309

Total Long-Term Investments—97.4% (Identified Cost $5,587)		7,309

TOTAL INVESTMENTS—97.4% (Identified Cost $5,587)		$7,309
Other assets and liabilities, net—2.6%		198
NET ASSETS—100.0%		$7,507

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
United Kingdom	4
Canada	3
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,309	$7,309
Total Investments	$7,309	$7,309
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Consumer Discretionary—9.5%
Gentex Corp.	7,089	$ 256
Leslie’s, Inc.(1)	25,343	165
Thor Industries, Inc.	1,718	201
		622

Consumer Staples—8.6%
BJ’s Wholesale Club Holdings, Inc.(1)	2,283	173
National Beverage Corp.(1)	3,729	177
WD-40 Co.	854	216
		566

Financials—22.0%
Bank of Hawaii Corp.	2,443	152
Berkley (W.R.) Corp.	4,078	361
Broadridge Financial Solutions, Inc.	1,348	276
Houlihan Lokey, Inc. Class A	1,202	154
Jack Henry & Associates, Inc.	1,397	243
LPL Financial Holdings, Inc.	949	251
		1,437

Health Care—2.6%
CorVel Corp.(1)	651	171
	Shares	Value

Industrials—36.9%
Armstrong World Industries, Inc.	1,570	$ 195
CACI International, Inc. Class A(1)	440	167
Graco, Inc.	2,801	262
John Bean Technologies Corp.	1,149	120
Kadant, Inc.	661	217
Landstar System, Inc.	1,248	241
Lennox International, Inc.	612	299
RBC Bearings, Inc.(1)	964	261
Toro Co. (The)	2,000	183
TransUnion	3,598	287
Zurn Elkay Water Solutions Corp.	5,381	180
		2,412

Information Technology—9.7%
Dolby Laboratories, Inc. Class A	2,590	217
Teradyne, Inc.	1,691	191
Zebra Technologies Corp. Class A(1)	756	228
		636

	Shares	Value

Materials—5.0%
HB Fuller Co.	2,180	$ 174
Scotts Miracle-Gro Co. (The)	2,010	150
		324

Real Estate—2.0%
Lamar Advertising Co. Class A	1,127	134
Total Common Stocks (Identified Cost $5,520)		6,302

Total Long-Term Investments—96.3% (Identified Cost $5,520)		6,302

TOTAL INVESTMENTS—96.3% (Identified Cost $5,520)		$6,302
Other assets and liabilities, net—3.7%		239
NET ASSETS—100.0%		$6,541

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,302	$6,302
Total Investments	$6,302	$6,302
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—5.7%
Alphabet, Inc. Class C(1)	80,417	$ 12,244
Universal Music Group N.V.	327,765	9,859
		22,103

Consumer Discretionary—13.1%
Amazon.com, Inc.(1)	110,512	19,934
LVMH Moet Hennessy Louis Vuitton SE	8,360	7,519
MercadoLibre, Inc.(1)	7,442	11,252
Yum! Brands, Inc.	85,508	11,856
		50,561

Consumer Staples—5.0%
China Mengniu Dairy Co., Ltd.	1,733,459	3,721
CP ALL PCL Foreign Shares	4,999,200	7,467
Heineken N.V.	82,272	7,930
		19,118

Financials—22.0%
AIA Group Ltd.	1,069,408	7,180
Aon plc Class A	36,493	12,179
Corpay, Inc.(1)	25,591	7,896
HDFC Bank Ltd. ADR	280,139	15,679
MSCI, Inc. Class A	20,244	11,346
S&P Global, Inc.	30,320	12,900
Visa, Inc. Class A	62,091	17,328
		84,508

Health Care—20.3%
Alcon, Inc.	135,144	11,256
Danaher Corp.	45,392	11,335
ICON plc ADR(1)	33,637	11,300
Medtronic plc	88,635	7,725
Novo Nordisk A/S Class B	101,825	12,979
	Shares	Value

Health Care—continued
STERIS plc	52,010	$ 11,693
UnitedHealth Group, Inc.	23,755	11,752
		78,040

Industrials—3.1%
Canadian Pacific Kansas City Ltd.	133,890	11,805
Information Technology—25.4%
Atlassian Corp. Class A(1)	37,330	7,284
Autodesk, Inc.(1)	44,072	11,477
Infosys Ltd. Sponsored ADR	636,829	11,418
Intuit, Inc.	18,134	11,787
Microsoft Corp.	51,105	21,501
NVIDIA Corp.	10,057	9,087
Salesforce, Inc.	37,967	11,435
Workday, Inc. Class A(1)	50,336	13,729
		97,718

Materials—2.0%
Linde plc	16,371	7,601
Real Estate—2.1%
Equinix, Inc.	9,611	7,932
Total Common Stocks (Identified Cost $305,277)		379,386

Total Long-Term Investments—98.7% (Identified Cost $305,277)		379,386

TOTAL INVESTMENTS—98.7% (Identified Cost $305,277)		$379,386
Other assets and liabilities, net—1.3%		4,921
NET ASSETS—100.0%		$384,307
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	63%
India	7
Netherlands	5
Denmark	3
United Kingdom	3
Canada	3
Ireland	3
Other	13
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$379,386	$379,386
Total Investments	$379,386	$379,386
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,068
3.250%, 5/15/42	235	200
3.000%, 8/15/48	7,650	5,970
2.000%, 2/15/50	2,045	1,281
1.375%, 8/15/50	12,745	6,730
1.875%, 2/15/51	5,255	3,166
2.000%, 8/15/51	440	273
2.250%, 2/15/52	35	23
2.875%, 5/15/52	2,335	1,767
3.625%, 2/15/53	425	373
3.625%, 5/15/53	3,840	3,374
4.125%, 8/15/53	940	903
4.250%, 2/15/54	3,515	3,457
U.S. Treasury Notes
2.625%, 2/15/29	525	488
4.000%, 2/15/34	1,000	983
Total U.S. Government Securities (Identified Cost $41,771)		31,056

Municipal Bond—0.1%
California—0.1%
Santa Clara Valley Water District Revenue Taxable, Series B 2.967%, 6/1/50	510	357
Total Municipal Bond (Identified Cost $510)		357

Foreign Government Securities—0.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	22
RegS 8.250%, 10/13/24(1)(2)	40	6
RegS 7.650%, 4/21/25(1)(2)	320	44
Dominican Republic 144A 4.875%, 9/23/32(3)	820	735
Federative Republic of Brazil 6.000%, 10/20/33	620	614
Hungary Government International Bond 144A 6.250%, 9/22/32(3)	370	385
Republic of Serbia 144A 6.500%, 9/26/33(3)	235	240
Romania Government International Bond 144A 5.875%, 1/30/29(3)	495	495
United Mexican States
6.350%, 2/9/35	495	511
6.000%, 5/7/36	200	200
Total Foreign Government Securities (Identified Cost $3,498)		3,252

	Par Value	Value

Mortgage-Backed Securities—8.4%
Agency—1.7%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	$ 36	$ 37
Pool #A62213 6.000%, 6/1/37	71	74
Pool #SD8309 6.000%, 3/1/53	3,859	3,897
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	10	10
Pool #310041 6.500%, 5/1/37	73	78
Pool #735061 6.000%, 11/1/34	82	85
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	5	5
Pool #909175 5.500%, 4/1/38	50	51
Pool #909220 6.000%, 8/1/38	37	38
Pool #929625 5.500%, 6/1/38	63	64
Pool #938574 5.500%, 9/1/36	49	50
Pool #972569 5.000%, 3/1/38	61	62
Pool #FS4438 5.000%, 11/1/52	1,764	1,722
Pool #MA4785 5.000%, 10/1/52	1,589	1,551
Pool #MA4805 4.500%, 11/1/52	1,033	984
Pool #MA4980 6.000%, 4/1/53	1,840	1,858
Pool #MA5072 5.500%, 7/1/53	987	982
		11,551

Non-Agency—6.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(3)(4)	763	764
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	327	303
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	377	328
2022-B, A1 144A 3.500%, 3/27/62(3)(4)	1,113	1,041
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	329
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	509
	Par Value	Value

Non-Agency—continued
2020-SFR2, C 144A 2.533%, 7/17/37(3)	$ 750	$ 717
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	742
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	286	265
2022-5, A1 144A 4.500%, 5/25/67(3)(4)	217	211
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	446	406
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	114	108
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	642	601
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	596
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	234
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.286%, 2/15/39(3)(4)	213	210
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(4)	1,379	1,215
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.945%, 9/15/38(3)(4)	400	404
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	126	113
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	279	251
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.888%, 5/25/34(4)	109	98
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	707	653
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	233	225
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(3)(4)	1,280	1,279
2023-4, A1 144A 7.163%, 10/25/68(3)(4)	193	196
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(3)	565	531
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-CBM, B 144A 3.099%, 2/10/37(3)	$ 490	$ 471
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	278
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	261
2020-1, A1 144A 1.832%, 3/15/50(3)	121	118
2020-3, A 144A 1.358%, 8/15/53(3)	289	270
2020-4, A 144A 1.174%, 12/15/52(3)	371	348
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	273	259
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	61	55
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	257	224
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	29	28
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	349	296
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(3)(4)	549	548
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	603
2021-SFR1, D 144A 2.189%, 8/17/38(3)	420	381
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	78	70
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(4)	295	263
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.240%, 2/15/38(3)(4)	1,080	902
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	486
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(4)	460	460
	Par Value	Value

Non-Agency—continued
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(3)(4)	$ 590	$ 593
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	656	654
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(3)(4)	710	604
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	13	12
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	40	35
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	94	83
2017-5, A1 144A 4.257%, 10/26/48(3)(4)	51	51
LHOME Mortgage Trust 2021-RTL2, A1 144A 3.090%, 6/25/26(3)(4)	52	51
MetLife Securitization Trust 2017-1A, M1 144A 3.454%, 4/25/55(3)(4)	860	754
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(3)(4)	762	747
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(4)	334	319
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	362	307
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	452
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	575	597
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22, AS 3.561%, 4/15/48	835	808
2015-C25, A4 3.372%, 10/15/48	590	574
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	140	130
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	84	78
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	39	37
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	301	279
	Par Value	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	$ 30	$ 28
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	429	405
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	63	60
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	574
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	115	104
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	375	310
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(3)(4)	591	543
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.676%, 10/19/36(3)(4)	533	535
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(4)	338	338
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 5.115%, 3/25/26(3)(4)	597	591
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(3)(4)	439	432
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	413
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	209	176
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	223	188
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	5	5
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(4)	50	47
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	148	120
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	47	47
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	595	586
2016-4, B1 144A 4.030%, 7/25/56(3)(4)	585	551
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	177
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	$ 560	$ 525
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	394
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,128
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	321	304
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	445
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	572
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.044%, 5/25/58(3)(4)	215	224
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	1,020
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,024
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	413
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	777
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	477
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(3)(4)	158	157
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	103	100
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	201	195
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(3)(4)	39	38
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	377	368
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	742	691
2022-6, A1 144A 4.910%, 6/25/67(3)(4)	691	683
2022-6, A3 144A 4.910%, 6/25/67(3)(4)	498	484
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	604	599
2023-8, A1 144A 6.259%, 12/25/68(3)(4)	582	584
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	99	89
2021-1R, A1 144A 1.280%, 5/25/56(3)	176	157
2022-1, A2 144A 5.850%, 8/25/57(3)(4)	366	362
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 375	$ 360
		44,215

Total Mortgage-Backed Securities (Identified Cost $58,770)		55,766

Asset-Backed Securities—3.8%
Automobiles—1.9%
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,210
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	775	733
2021-N3, D 1.580%, 6/12/28	333	320
2023-N1, C 144A 5.920%, 7/10/29(3)	600	599
2023-N4, C 144A 6.590%, 2/11/30(3)	585	600
Credit Acceptance Auto Loan Trust 2022-1A, A 144A 4.600%, 6/15/32(3)	595	590
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	871	865
Exeter Automobile Receivables Trust 2023-1A, B 5.720%, 4/15/27	560	559
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	417	419
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	776	762
2022-1A, C 144A 3.130%, 5/15/28(3)	685	658
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	294	289
2020-4, C 144A 1.280%, 2/16/27(3)	517	509
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	545	527
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	685
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	323	317
	Par Value	Value

Automobiles—continued
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(3)	$ 467	$ 470
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	137	137
2022-7, A2 5.810%, 1/15/26	27	27
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(3)	520	524
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(3)	561	560
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(3)	650	650
2024-1A, B 144A 5.550%, 11/15/27(3)	554	554
		12,564

Consumer Loans—0.2%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(3)	495	502
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	528	531
		1,033

Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	705
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	197	197
		902

Other—1.6%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(3)	520	540
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	471	474
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	517
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	2	2
2019-A, C 144A 4.010%, 7/16/40(3)	509	462
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
2020-AA, B 144A 2.790%, 7/17/46(3)	$ 755	$ 680
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	801	741
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(3)	490	489
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	417	378
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	382	357
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	406	403
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	151	141
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(3)	250	227
2023-2A, A 144A 6.530%, 6/15/49(3)	440	447
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	494
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	215	212
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(3)	430	430
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	451	454
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(3)	317	297
2024-1A, A 144A 5.320%, 2/20/43(3)	581	583
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	533	461
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	584	535
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	510
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(3)	400	405
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	132
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	310	298
	Par Value	Value

Other—continued
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	$ 71	$ 70
		10,739

Total Asset-Backed Securities (Identified Cost $25,870)		25,238

Corporate Bonds and Notes—9.5%
Communication Services—0.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	51
144A 4.750%, 3/1/30(3)	250	215
CSC Holdings LLC 144A 11.750%, 1/31/29(3)	275	275
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	261
Sprint Capital Corp. 8.750%, 3/15/32	340	412
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(3)	100	100
Vodafone Group plc 5.625%, 2/10/53	315	313
		1,627

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	249
Ashton Woods USA LLC 144A 4.625%, 4/1/30(3)	605	553
Ford Motor Co. 3.250%, 2/12/32	286	238
Meritage Homes Corp. 144A 3.875%, 4/15/29(3)	341	313
Newell Brands, Inc. 6.375%, 9/15/27(5)	330	325
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	295	308
PetSmart, Inc. 144A 7.750%, 2/15/29(3)	165	161
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(3)	25	25
Tapestry, Inc. 7.850%, 11/27/33	285	309
		2,481

Consumer Staples—0.2%
BAT Capital Corp. 7.750%, 10/19/32	455	514
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	214
Pilgrim’s Pride Corp. 6.250%, 7/1/33	423	432
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 6.250%, 2/15/32(3)	$ 180	$ 181
		1,341

Energy—1.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	282	281
BP Capital Markets plc 4.875% (6)	600	572
Civitas Resources, Inc.
144A 8.625%, 11/1/30(3)	5	5
144A 8.750%, 7/1/31(3)	210	225
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(3)	230	238
144A 6.544%, 11/15/53(3)	165	179
144A 6.714%, 8/15/63(3)	55	60
CrownRock LP 144A 5.000%, 5/1/29(3)	270	267
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	240	221
Ecopetrol S.A. 8.875%, 1/13/33	230	242
Enbridge, Inc. 7.625%, 1/15/83	620	636
Energy Transfer LP
Series G 7.125%(6)	120	117
Series H 6.500%(6)	290	284
EQM Midstream Partners LP 144A 6.375%, 4/1/29(3)	100	101
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	634
Genesis Energy LP 8.875%, 4/15/30	195	204
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	506
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	305	303
Occidental Petroleum Corp. 6.125%, 1/1/31	300	311
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)(7)	25	1
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	829
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	23
Petroleos Mexicanos 7.690%, 1/23/50	560	402
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	$ 695	$ 590
Transocean, Inc. 144A 11.500%, 1/30/27(3)	280	292
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	275
Western Midstream Operating LP 5.250%, 2/1/50	345	309
		8,107

Financials—3.8%
AerCap Ireland Capital DAC 3.300%, 1/30/32	355	304
Allianz SE 144A 6.350%, 9/6/53(3)	400	420
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(4)	565	565
American Express Co. 5.625%, 7/28/34	385	388
Aon North America, Inc. 5.750%, 3/1/54	425	436
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(3)	290	293
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	613
Athene Holding Ltd. 6.250%, 4/1/54	105	107
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(3)	146	140
Banco de Credito e Inversiones S.A. 144A 8.750% (3)(6)	200	206
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	620	560
Bank of America Corp.
2.687%, 4/22/32	790	669
2.482%, 9/21/36	750	600
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	710	697
Barclays plc 7.437%, 11/2/33	355	394
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	340	315
BlackRock Funding, Inc. 5.250%, 3/14/54	390	392
Blackstone Private Credit Fund 2.625%, 12/15/26	313	286
Blue Owl Credit Income Corp. 4.700%, 2/8/27	384	364
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	555	465
	Par Value	Value

Financials—continued
BPCE S.A. 144A 7.003%, 10/19/34(3)	$ 250	$ 272
Brookfield Finance, Inc. 6.350%, 1/5/34	490	521
Capital One Financial Corp. 2.359%, 7/29/32	538	415
Charles Schwab Corp. (The) Series H 4.000% (6)	535	451
Citigroup, Inc.
6.270%, 11/17/33	690	729
6.174%, 5/25/34	379	385
Citizens Bank N.A. 2.250%, 4/28/25	375	361
Citizens Financial Group, Inc. 5.841%, 1/23/30	26	26
Corebridge Financial, Inc. 6.875%, 12/15/52	565	566
Discover Bank 4.650%, 9/13/28	250	242
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	720
Fifth Third Bancorp 4.337%, 4/25/33	355	324
GGAM Finance Ltd. 144A 6.875%, 4/15/29(3)	265	266
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(3)	197	219
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	630	539
6.450%, 5/1/36	200	213
HUB International Ltd. 144A 7.250%, 6/15/30(3)	65	67
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	345
JPMorgan Chase & Co.
5.717%, 9/14/33	495	505
1.953%, 2/4/32	915	745
KeyCorp 6.401%, 3/6/35	390	398
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	290	262
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(4)	288	221
Medline Borrower LP 144A 6.250%, 4/1/29(3)	80	80
MetLife, Inc. Series G 3.850% (6)	350	336
Morgan Stanley
6.342%, 10/18/33	120	128
5.250%, 4/21/34	165	164
5.948%, 1/19/38	249	249
	Par Value	Value

Financials—continued
6.375%, 7/24/42	$ 325	$ 367
MSCI, Inc. 144A 3.625%, 9/1/30(3)	417	370
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(4)	319	318
NatWest Group plc 6.475%, 6/1/34	390	396
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(3)	200	209
Northern Trust Corp.
3.375%, 5/8/32	345	322
6.125%, 11/2/32	95	100
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(3)	35	36
Prudential Financial, Inc.
5.125%, 3/1/52	179	168
6.750%, 3/1/53	285	296
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(3)	145	146
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(3)	410	416
Societe Generale S.A. 144A 6.066%, 1/19/35(3)	415	417
State Street Corp.
4.164%, 8/4/33	200	186
4.821%, 1/26/34	188	183
Series I 6.700%(6)	240	243
Synchrony Financial
4.875%, 6/13/25	90	89
3.700%, 8/4/26	134	127
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	560	483
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	577
UBS Group AG
144A 9.250%(3)(6)	35	39
144A 4.988%, 8/5/33(3)	550	529
Wells Fargo & Co.
Series BB 3.900%(6)	795	756
Series U 5.875%(4)(6)	205	205
Willis North America, Inc. 5.900%, 3/5/54	515	521
		25,462

Health Care—0.7%
Amgen, Inc.
5.250%, 3/2/33	149	150
5.650%, 3/2/53	187	191
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)	$ 350	$ 333
CVS Health Corp. 5.875%, 6/1/53	543	552
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	536
HCA, Inc.
5.500%, 6/1/33	215	216
5.250%, 6/15/49	415	379
Illumina, Inc. 2.550%, 3/23/31	255	211
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(8)	185	121
Roche Holdings, Inc. 144A 5.218%, 3/8/54(3)	390	396
Royalty Pharma plc
2.150%, 9/2/31	265	214
3.350%, 9/2/51	330	217
Smith & Nephew plc 5.400%, 3/20/34	100	100
Universal Health Services, Inc. 2.650%, 1/15/32	565	462
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	315	304
Viatris, Inc.
2.300%, 6/22/27	131	119
4.000%, 6/22/50	160	110
144A 2.300%, 6/22/27(3)	1	— (9)
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	375	341
		4,952

Industrials—0.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	686	669
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	350	326
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	420	406
Boeing Co. (The) 5.930%, 5/1/60	370	347
Bombardier, Inc. 144A 7.250%, 7/1/31(3)	15	15
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	555	479
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	537
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	24
	Par Value	Value

Industrials—continued
GFL Environmental, Inc. 144A 6.750%, 1/15/31(3)	$ 20	$ 20
Hertz Corp. (The) 144A 4.625%, 12/1/26(3)	550	499
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	384	398
Sempra Global 144A 3.250%, 1/15/32(3)	729	602
TransDigm, Inc. 144A 6.625%, 3/1/32(3)	50	51
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	277	282
Veralto Corp. 144A 5.450%, 9/18/33(3)	420	425
		5,080

Information Technology—0.4%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	285	267
144A 4.000%, 7/1/29(3)	215	200
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)(5)	100	89
Dell International LLC 8.100%, 7/15/36	294	355
Gartner, Inc. 144A 3.750%, 10/1/30(3)	330	295
Leidos, Inc. 2.300%, 2/15/31	385	318
Oracle Corp.
5.550%, 2/6/53	247	242
3.850%, 4/1/60	140	100
Viasat, Inc. 144A 5.625%, 9/15/25(3)(5)	200	195
Vontier Corp. 2.950%, 4/1/31	355	297
		2,358

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	580	540
Berry Global, Inc. 144A 5.650%, 1/15/34(3)	370	368
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	400	400
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	505	432
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(3)(5)	200	215
Teck Resources Ltd. 6.125%, 10/1/35	400	413
	Par Value	Value

Materials—continued
Windsor Holdings III LLC 144A 8.500%, 6/15/30(3)	$ 190	$ 199
		2,567

Real Estate—0.5%
EPR Properties 4.750%, 12/15/26	520	503
GLP Capital LP
3.250%, 1/15/32	72	61
6.750%, 12/1/33	480	506
MPT Operating Partnership LP
4.625%, 8/1/29	115	88
3.500%, 3/15/31	450	309
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	390	315
Sabra Health Care LP 3.200%, 12/1/31	365	303
Safehold GL Holdings LLC 6.100%, 4/1/34	390	388
VICI Properties LP
4.950%, 2/15/30	350	338
5.125%, 5/15/32	350	335
		3,146

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	390	402
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	595	551
CMS Energy Corp. 4.750%, 6/1/50	480	442
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	425	463
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	400	451
Entergy Texas, Inc. 5.800%, 9/1/53	410	423
Exelon Corp. 5.600%, 3/15/53	495	494
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(3)	320	330
NGL Energy Operating LLC
144A 8.125%, 2/15/29(3)	65	67
144A 8.375%, 2/15/32(3)	110	113
Northern Natural Gas Co. 144A 5.625%, 2/1/54(3)	395	402
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	462
PacifiCorp 5.800%, 1/15/55	425	419
Puget Energy, Inc. 4.224%, 3/15/32	110	100
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern Co. (The) Series 21-A 3.750%, 9/15/51	$ 719	$ 672
Vistra Corp. 144A 8.000% (3)(6)	255	261
		6,052

Total Corporate Bonds and Notes (Identified Cost $65,320)		63,173

Leveraged Loans—1.8%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(4)	115	114
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.068%, 10/20/27(4)	176	182
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(4)	156	161
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(4)	204	204
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(4)	186	186
		847

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(4)	268	268
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.695%, 2/5/27(4)	198	198
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.677%, 10/15/28(4)	79	79
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/31/29(4)	80	80
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(4)	90	90
	Par Value	Value

Chemicals—continued
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(4)	$ 274	$ 274
		989

Consumer Non-Durables—0.0%
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28(4)	112	113
Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(4)	244	243
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(4)	60	60
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(4)	45	45
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(4)	272	272
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(4)	100	100
		720

Financials—0.1%
Acrisure LLC 2023, Tranche B (1 month Term SOFR + 4.500%) 9.830%, 11/6/30(4)	75	75
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(4)	212	212
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(4)	196	195
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(4)	59	60
	Par Value	Value

Financials—continued
Truist Insurance Holdings LLC Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(4)(10)	$ 85	$ 85
		627

Food / Tobacco—0.1%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(4)	308	260
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.680%, 1/29/27(4)	311	311
		571

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.250%) 8.575%, 10/25/27(4)	80	80
Gaming / Leisure—0.2%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 3.750%, 5/31/30(4)	10	10
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(4)	119	119
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(4)	35	35
Carnival Corp. (1 month Term SOFR + 3.000%) 8.319%, 8/9/27(4)	199	199
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(4)	284	284
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.100%) 7.429%, 11/6/30(4)	135	135
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(4)	100	100
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(4)	133	133
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(4)	$ 233	$ 234
		1,249

Health Care—0.2%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(4)	208	208
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(4)	219	219
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(4)	205	204
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(4)	400	394
		1,025

Housing—0.1%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(4)	65	65
SRS Distribution, Inc. 2021 (1 month Term SOFR + 3.614%) 8.945%, 6/2/28(4)	209	210
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.693%, 9/22/28(4)	238	239
		514

Information Technology—0.4%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.809%, 2/24/31(4)	386	388
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(4)	120	120
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(4)	244	244
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.309%, 7/6/29(4)	218	218
	Par Value	Value

Information Technology—continued
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.692%, 7/30/27(4)	$ 95	$ 95
Tranche D (1 month Term SOFR + 3.750%) 9.077%, 7/30/27(4)	25	25
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(4)	344	341
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.177%, 1/31/30(4)	197	198
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.930%, 10/7/29(4)	237	238
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(4)	288	289
UKG, Inc. Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(4)	187	188
		2,344

Manufacturing—0.0%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.925% - 8.926%, 10/8/27(4)	219	220
Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(4)	335	326
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(4)	393	392
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(4)	203	202
		920

	Par Value	Value

Media / Telecom - Diversified Media—0.0%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(4)	$ 140	$ 140
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(4)	55	55
Retail—0.0%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(4)	120	120
Service—0.1%
AlixPartners LLP (1 month Term SOFR + 2.500%) 7.830%, 2/4/28(4)	60	60
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(4)	266	266
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.077%, 1/31/31(4)	30	30
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(4)	244	243
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(4)	213	213
		812

Transportation - Automotive—0.0%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/6/30(4)	174	174
Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(4)	108	108
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(4)	115	115
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.079%, 4/30/31(4)	50	50
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(4)	$ 350	$ 350
		623

Total Leveraged Loans (Identified Cost $12,099)		12,143

	Shares
Preferred Stocks—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	304 (11)	299
MetLife, Inc. Series D, 5.875%(5)	277 (11)	276
Truist Financial Corp. Series Q, 5.100%	460 (11)	428
		1,003

Total Preferred Stocks (Identified Cost $1,042)		1,003

Common Stocks—68.5%
Communication Services—9.5%
Adevinta ASA(12)	135,870	1,424
Auto Trader Group plc	467,885	4,135
Baltic Classifieds Group plc	2,490,365	7,088
CTS Eventim AG & Co. KGaA	31,222	2,777
Dayamitra Telekomunikasi PT	64,540,000	2,503
Infrastrutture Wireless Italiane SpA	117,791	1,338
Meta Platforms, Inc. Class A	38,448	18,670
Netflix, Inc.(12)	13,489	8,192
oOh!media Ltd.	1,343,949	1,559
Rightmove plc	712,654	4,944
Trade Desk, Inc. (The) Class A(12)	122,247	10,687
		63,317

Consumer Discretionary—11.5%
Airbnb, Inc. Class A(12)	44,360	7,318
Allegro.eu S.A.(12)	376,682	3,120
Amazon.com, Inc.(12)	117,865	21,260
AutoZone, Inc.(12)	1,870	5,894
Home Depot, Inc. (The)	16,901	6,483
Marriott International, Inc. Class A	42,048	10,609
MercadoLibre, Inc.(12)	3,956	5,981
Mercari, Inc.(12)	117,000	1,491
NIKE, Inc. Class B	73,032	6,864
Ross Stores, Inc.	47,330	6,946
	Shares	Value

Consumer Discretionary—continued
Victorian Plumbing Group plc	785,366	$ 786
		76,752

Consumer Staples—2.2%
Anhui Gujing Distillery Co., Ltd. Class B	113,300	1,594
Estee Lauder Cos., Inc. (The) Class A	21,554	3,323
Heineken Malaysia Bhd	560,000	2,747
Monster Beverage Corp.(12)	117,785	6,982
		14,646

Energy—0.5%
Devon Energy Corp.	34,658	1,739
Pason Systems, Inc.	128,648	1,485
		3,224

Financials—8.6%
AJ Bell plc	851,302	3,249
Block, Inc. Class A(12)	64,106	5,422
FinecoBank Banca Fineco SpA	266,906	3,998
Gruppo MutuiOnline SpA	89,118	3,601
Hypoport SE(12)	3,669	933
Mortgage Advice Bureau Holdings Ltd.	226,306	2,605
Nordnet AB publ	66,366	1,218
Progressive Corp. (The)	48,029	9,933
S&P Global, Inc.	11,657	4,960
Visa, Inc. Class A	77,099	21,517
		57,436

Health Care—5.5%
Danaher Corp.	25,781	6,438
Eli Lilly & Co.	13,317	10,360
Haw Par Corp., Ltd.	547,500	3,925
IDEXX Laboratories, Inc.(12)	6,431	3,472
Mettler-Toledo International, Inc.(12)	2,153	2,866
Zoetis, Inc. Class A	57,901	9,798
		36,859

Industrials—7.9%
CAE, Inc.(12)	117,106	2,418
Equifax, Inc.	22,988	6,150
Fair Isaac Corp.(12)	9,710	12,134
Haitian International Holdings Ltd.	1,034,337	3,006
Howden Joinery Group plc	325,073	3,721
Knorr-Bremse AG	29,319	2,217
MEITEC Group Holdings, Inc.	145,600	2,808
MTU Aero Engines AG	10,094	2,561
Paycom Software, Inc.	18,521	3,686
S-1 Corp.	49,761	2,258
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(12)	153,299	$ 11,803
		52,762

Information Technology—19.0%
Accenture plc Class A	21,505	7,454
Alten S.A.	18,024	2,629
Amphenol Corp. Class A	133,103	15,354
BILL Holdings, Inc.(12)	54,992	3,779
Bouvet ASA	424,107	2,418
Brockhaus Technologies AG(12)	13,519	318
Cadence Design Systems, Inc.(12)	31,644	9,850
FDM Group Holdings plc	436,415	1,889
Gartner, Inc.(12)	8,629	4,113
MongoDB, Inc. Class A(12)	20,765	7,447
NVIDIA Corp.	40,215	36,337
Roper Technologies, Inc.	14,880	8,345
ServiceNow, Inc.(12)	7,113	5,423
Shopify, Inc. Class A(12)	68,025	5,250
Snowflake, Inc. Class A(12)	32,394	5,235
Workday, Inc. Class A(12)	38,212	10,422
		126,263

Materials—1.9%
Corp. Moctezuma SAB de C.V.	721,710	3,229
Ecolab, Inc.	29,940	6,913
Forterra plc	490,551	1,066
Ibstock plc	541,381	1,030
		12,238

Real Estate—1.9%
CoStar Group, Inc.(12)	91,301	8,819
Prologis, Inc.	29,611	3,856
		12,675

Total Common Stocks (Identified Cost $250,637)		456,172

Total Long-Term Investments—97.4% (Identified Cost $459,517)		648,160

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(13)	2,913,924	2,914
Total Short-Term Investment (Identified Cost $2,914)		2,914

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(13)(14)	852,354	$ 852
Total Securities Lending Collateral (Identified Cost $852)		852

TOTAL INVESTMENTS—97.9% (Identified Cost $463,283)		$651,926
Other assets and liabilities, net—2.1%		13,933
NET ASSETS—100.0%		$665,859

Abbreviations:
ABS	Asset-Backed Securities
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $91,270 or 13.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Security in default; interest payments are being received.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
United Kingdom	4
Germany	1
Italy	1
Lithuania	1
Canada	1
Brazil	1
Other	8
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.574% - 9.577%, 7/31/28	$13	$13	$13	$— (1)

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 31,056	$ —	$ 31,056
Municipal Bond	357	—	357
Foreign Government Securities	3,252	—	3,252
Mortgage-Backed Securities	55,766	—	55,766
Asset-Backed Securities	25,238	—	25,238
Corporate Bonds and Notes	63,173	—	63,173
Leveraged Loans	12,143	—	12,143
Equity Securities:
Preferred Stocks	1,003	—	1,003
Common Stocks	456,172	456,172	—
Money Market Mutual Fund	2,914	2,914	—
Securities Lending Collateral	852	852	—
Total Investments	$651,926	$459,938	$191,988
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 627,285	$ 128,903	$ 31,997	$ 2,589,272
Foreign currency at value(3)	—	—	— (a)	—
Cash	13,105	2,342	63	56,502
Receivables
Investment securities sold	—	—	888	—
Fund shares sold	243	7	8	10,311
Dividends	139	167	121	1,388
Tax reclaims	—	129	79	—
Securities lending income	—	5	1	—
Prepaid Trustees’ retainer	13	2	1	57
Prepaid expenses	27	26	22	136
Other assets	90	16	4	361
Total assets	640,902	131,597	33,184	2,658,027
Liabilities
Payables
Fund shares repurchased	423	76	19	2,118
Borrowings	—	—	500	—
Collateral on securities loaned	—	4,731	1,636	—
Dividend distributions	2	—	—	—
Investment advisory fees	380	65	14	1,503
Distribution and service fees	130	25	5	100
Administration and accounting fees	56	12	4	225
Transfer agent and sub-transfer agent fees and expenses	74	21	7	293
Professional fees	19	16	19	20
Trustee deferred compensation plan	90	17	4	361
Interest expense and/or commitment fees	2	1	1	6
Other accrued expenses	62	23	7	14
Total liabilities	1,238	4,987	2,216	4,640
Net Assets	$ 639,664	$ 126,610	$ 30,968	$ 2,653,387
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 222,353	$ 107,628	$ 28,265	$ 1,958,473
Accumulated earnings (loss)	417,311	18,982	2,703	694,914
Net Assets	$ 639,664	$ 126,610	$ 30,968	$ 2,653,387
Net Assets:
Class A	$ 601,117	$ 107,731	$ 22,036	$ 155,768
Class C	$ 2,756	$ 3,029	$ 413	$ 81,684
Class I	$ 34,313	$ 13,746	$ 6,123	$ 2,334,359
Class R6	$ 1,478	$ 2,104	$ 2,396	$ 81,576
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,060,373	5,381,008	1,494,324	2,678,139
Class C	224,438	180,577	28,742	1,571,768
Class I	1,555,660	689,171	415,064	38,890,880
Class R6	65,426	106,275	161,954	1,351,893
Net Asset Value and Redemption Price Per Share:*
Class A	$ 20.69	$ 20.02	$ 14.75	$ 58.16
Class C	$ 12.28	$ 16.78	$ 14.37	$ 51.97
Class I	$ 22.06	$ 19.95	$ 14.75	$ 60.02
Class R6	$ 22.60	$ 19.80	$ 14.80	$ 60.34
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 21.89	$ 21.19	$ 15.61	$ 61.54
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 251,086	$ 111,109	$ 28,819	$ 1,878,982
(2) Market value of securities on loan	$ —	$ 4,605	$ 1,565	$ —
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)	$ 1,567,452	$ 2,077,937	$ 2,427,407	$ 796,480
Investment in affiliated securities at value(2)	—	—	875,572	—
Cash	13,165	56,283	108,686	17,526
Receivables
Investment securities sold	—	—	2,245	—
Fund shares sold	1,235	7,692	5,130	609
Dividends	249	649	1,807	530
Prepaid Trustees’ retainer	32	44	68	16
Prepaid expenses	46	52	67	43
Other assets	222	292	470	112
Total assets	1,582,401	2,142,949	3,421,452	815,316
Liabilities
Payables
Fund shares repurchased	2,930	1,035	3,946	603
Investment securities purchased	—	—	2,561	—
Dividend distributions	—	—	—	— (a)
Investment advisory fees	976	1,325	2,333	475
Distribution and service fees	118	91	196	32
Administration and accounting fees	138	182	291	70
Transfer agent and sub-transfer agent fees and expenses	259	223	537	241
Professional fees	20	24	38	24
Trustee deferred compensation plan	222	292	470	112
Interest expense and/or commitment fees	6	7	13	3
Other accrued expenses	58	44	93	31
Total liabilities	4,727	3,223	10,478	1,591
Net Assets	$ 1,577,674	$ 2,139,726	$ 3,410,974	$ 813,725
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 984,780	$ 1,030,399	$ 2,151,872	$ 455,937
Accumulated earnings (loss)	592,894	1,109,327	1,259,102	357,788
Net Assets	$ 1,577,674	$ 2,139,726	$ 3,410,974	$ 813,725
Net Assets:
Class A	$ 323,737	$ 177,428	$ 424,652	$ 101,359
Class C	$ 57,492	$ 65,024	$ 127,758	$ 13,106
Class I	$ 1,102,845	$ 1,410,313	$ 2,609,260	$ 648,040
Class R6	$ 93,600	$ 486,961	$ 249,304	$ 51,220
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,428,001	3,437,087	12,956,969	4,023,777
Class C	1,279,236	1,709,583	4,910,808	541,641
Class I	17,688,996	25,083,313	75,680,457	25,649,201
Class R6	1,483,156	8,619,011	7,171,242	2,020,666
Net Asset Value and Redemption Price Per Share:*
Class A	$ 59.64	$ 51.62	$ 32.77	$ 25.19
Class C	$ 44.94	$ 38.04	$ 26.02	$ 24.20
Class I	$ 62.35	$ 56.23	$ 34.48	$ 25.27
Class R6	$ 63.11	$ 56.50	$ 34.76	$ 25.35
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 63.11	$ 54.62	$ 34.68	$ 26.66
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$ 827,374	$ 1,047,113	$ 1,348,176	$ 441,973
(2) Investment in affiliated securities at cost	$ —	$ —	$ 752,423	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund
Assets
Investment in securities at value(1)	$ 1,917,959	$ 7,309	$ 6,302
Cash	41,258	194	2
Receivables
Investment securities sold	—	—	357
Fund shares sold	7,161	3	—
Dividends	349	— (a)	3
Receivable from adviser	—	2	2
Prepaid Trustees’ retainer	41	— (a)	— (a)
Prepaid expenses	85	21	10
Other assets	267	1	1
Total assets	1,967,120	7,530	6,677
Liabilities
Payables
Fund shares repurchased	1,027	— (a)	—
Borrowings	—	—	115
Investment advisory fees	1,171	—	—
Distribution and service fees	51	— (a)	1
Administration and accounting fees	167	1	1
Transfer agent and sub-transfer agent fees and expenses	234	1	— (a)
Professional fees	20	18	17
Trustee deferred compensation plan	267	1	1
Interest expense and/or commitment fees	5	1	— (a)
Other accrued expenses	16	1	1
Total liabilities	2,958	23	136
Net Assets	$ 1,964,162	$ 7,507	$ 6,541
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,588,950	$ 7,029	$ 5,969
Accumulated earnings (loss)	375,212	478	572
Net Assets	$ 1,964,162	$ 7,507	$ 6,541
Net Assets:
Class A	$ 65,920	$ 688	$ 1,523
Class C	$ 45,807	$ 116	$ 116
Class I	$ 1,670,586	$ 3,148	$ 1,378
Class R6	$ 181,849	$ 3,555	$ 3,524
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,330,899	66,498	150,842
Class C	2,423,210	11,531	11,573
Class I	83,179,837	301,378	136,050
Class R6	9,017,649	339,739	346,565
Net Asset Value and Redemption Price Per Share:*
Class A	$ 19.79	$ 10.35	$ 10.10
Class C	$ 18.90	$ 10.10	$ 10.02
Class I	$ 20.08	$ 10.44	$ 10.13
Class R6	$ 20.17	$ 10.46	$ 10.17
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 20.94	$ 10.95	$ 10.69
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,533,412	$ 5,587	$ 5,520

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 379,386	$ 651,926
Foreign currency at value(3)	61	11
Cash	4,957	13,975
Receivables
Investment securities sold	—	837
Fund shares sold	51	226
Dividends and interest	192	1,529
Unrealized appreciation on unfunded loan commitment	—	— (a)
Tax reclaims	423	115
Securities lending income	— (a)	1
Prepaid Trustees’ retainer	8	13
Prepaid expenses	29	29
Other assets	45	93
Total assets	385,152	668,755
Liabilities
Payables
Fund shares repurchased	308	380
Investment securities purchased	—	921
Collateral on securities loaned	—	852
Dividend distributions	—	1
Investment advisory fees	199	268
Distribution and service fees	35	141
Administration and accounting fees	35	58
Transfer agent and sub-transfer agent fees and expenses	57	87
Professional fees	33	21
Trustee deferred compensation plan	45	93
Interest expense and/or commitment fees	1	3
Other accrued expenses	132	71
Total liabilities	845	2,896
Net Assets	$ 384,307	$ 665,859
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 240,199	$ 482,995
Accumulated earnings (loss)	144,108	182,864
Net Assets	$ 384,307	$ 665,859
Net Assets:
Class A	$ 125,505	$ 629,117
Class C	$ 9,504	$ 9,440
Class I	$ 114,330	$ 25,576
Class R6	$ 134,968	$ 1,726
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,573,364	55,956,534
Class C	380,018	820,442
Class I	4,107,208	2,281,313
Class R6	4,668,596	154,199
Net Asset Value and Redemption Price Per Share:*
Class A	$ 27.44	$ 11.24
Class C	$ 25.01	$ 11.51
Class I	$ 27.84	$ 11.21
Class R6	$ 28.91	$ 11.19
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2024
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 29.04	$ 11.89
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 305,277	$ 463,283
(2) Market value of securities on loan	$ —	$ 821
(3) Foreign currency at cost	$ 61	$ 11

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 1,604	$ 2,336	$ 624	$ 11,832	$ 4,696
Securities lending, net of fees	—	42	9	—	—
Foreign taxes withheld	—	(15)	(35)	—	—
Total investment income	1,604	2,363	598	11,832	4,696
Expenses
Investment advisory fees	2,009	461	118	8,542	5,496
Distribution and service fees, Class A	673	130	27	162	386
Distribution and service fees, Class C	12	16	2	357	273
Administration and accounting fees	297	67	20	1,140	769
Transfer agent fees and expenses	192	40	13	476	338
Sub-transfer agent fees and expenses, Class A	88	29	7	57	127
Sub-transfer agent fees and expenses, Class C	1	1	— (1)	33	32
Sub-transfer agent fees and expenses, Class I	14	6	4	827	568
Custodian fees	1	— (1)	1	1	2
Printing fees and expenses	21	8	4	63	69
Professional fees	18	12	13	31	32
Interest expense and/or commitment fees	2	1	1	7	6
Registration fees	24	26	20	111	47
Trustees’ fees and expenses	22	6	1	75	64
Miscellaneous expenses	73	21	9	42	73
Total expenses	3,447	824	240	11,924	8,282
Less net expenses reimbursed and/or waived by investment adviser(2)	(2)	(93)	(40)	(838)	(41)
Net expenses	3,445	731	200	11,086	8,241
Net investment income (loss)	(1,841)	1,632	398	746	(3,545)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	49,692	405	458	(773)	14,579
Foreign currency transactions	—	1	1	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	103,003	13,485	2,525	383,583	248,431
Foreign currency transactions	—	—	1	—	—
Net realized and unrealized gain (loss) on investments	152,695	13,891	2,985	382,810	263,010
Net increase (decrease) in net assets resulting from operations	$150,854	$15,523	$3,383	$383,556	$259,465

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$ 9,026	$ 7,098	$ 6,272	$ 8,027	$ 25
Dividends from affiliated	—	4,080	—	—	—
Securities lending, net of fees	—	— (1)	—	—	— (1)
Total investment income	9,026	11,178	6,272	8,027	25
Expenses
Investment advisory fees	7,129	13,245	2,675	5,876	34
Distribution and service fees, Class A	200	504	117	73	4
Distribution and service fees, Class C	309	642	63	196	1
Administration and accounting fees	974	1,649	395	824	9
Transfer agent fees and expenses	405	702	170	342	2
Sub-transfer agent fees and expenses, Class A	81	240	30	23	2
Sub-transfer agent fees and expenses, Class C	21	60	6	20	— (1)
Sub-transfer agent fees and expenses, Class I	490	1,235	264	560	2
Custodian fees	2	3	1	1	— (1)
Printing fees and expenses	59	141	39	47	3
Professional fees	32	52	22	26	12
Interest expense and/or commitment fees	7	13	3	5	1
Registration fees	32	52	35	69	14
Trustees’ fees and expenses	75	139	32	55	— (1)
Miscellaneous expenses	46	106	33	31	2
Total expenses	9,862	18,783	3,885	8,148	86
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	—	(33)
Net expenses	9,862	18,783	3,885	8,148	53
Net investment income (loss)	(836)	(7,605)	2,387	(121)	(28)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	82,270	103,136	7,471	(183)	(509)
Affiliated Investments	—	(16,601)	—	—	—
Foreign currency transactions	— (1)	(36)	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	325,436	395,603	126,172	308,914	1,669
Affiliated investments	—	(166,668)	—	—	—
Foreign currency transactions	(2)	(6)	—	—	—
Net realized and unrealized gain (loss) on investments	407,704	315,428	133,643	308,731	1,160
Net increase (decrease) in net assets resulting from operations	$406,868	$ 307,823	$136,030	$308,610	$1,132

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2024
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$ 45	$ 610	$ 1,738
Interest	—	—	4,844
Securities lending, net of fees	—	— (1)	6
Foreign taxes withheld	—	(27)	(46)
Total investment income	45	583	6,542
Expenses
Investment advisory fees	20	613	1,718
Distribution and service fees, Class A	2	46	738
Distribution and service fees, Class C	1	23	46
Administration and accounting fees	7	82	323
Transfer agent fees and expenses	2	34	191
Sub-transfer agent fees and expenses, Class A	— (1)	32	128
Sub-transfer agent fees and expenses, Class C	—	2	5
Sub-transfer agent fees and expenses, Class I	1	23	13
Custodian fees	— (1)	1	7
Printing fees and expenses	3	15	24
Professional fees	12	58	23
Interest expense and/or commitment fees	— (1)	— (1)	2
Registration fees	13	24	27
Trustees’ fees and expenses	— (1)	5	26
Miscellaneous expenses	2	8	80
Total expenses	63	966	3,351
Less net expenses reimbursed and/or waived by investment adviser(2)	(33)	(144)	(251)
Net expenses	30	822	3,100
Net investment income (loss)	15	(239)	3,442
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(115)	73,834	19,773
Foreign currency transactions	—	3	3
Net change in unrealized appreciation (depreciation) on:
Investments	1,226	(56,792)	89,249
Foreign currency transactions	—	11	2
Net realized and unrealized gain (loss) on investments	1,111	17,056	109,027
Net increase (decrease) in net assets resulting from operations	$1,126	$ 16,817	$112,469

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,841)	$ (2,260)	$ 1,632	$ 3,975
Net realized gain (loss)	49,692	31,754	406	(273)
Net change in unrealized appreciation (depreciation)	103,003	75,440	13,485	4,906
Increase (decrease) in net assets resulting from operations	150,854	104,934	15,523	8,608
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(30,989)	(83,782)	(2,813)	(6,421)
Class C	(216)	(677)	(73)	(295)
Class I	(1,702)	(5,506)	(348)	(2,170)
Class R6	(93)	(235)	(66)	(124)
Total dividends and distributions to shareholders	(33,000)	(90,200)	(3,300)	(9,010)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	6,629	34,112	(3,837)	(2,168)
Class C	229	(581)	(634)	100
Class I	(2,229)	(1,683)	(2,639)	(11,420)
Class R6	(467)	245	(27)	302
Increase (decrease) in net assets from capital transactions	4,162	32,093	(7,137)	(13,186)
Net increase (decrease) in net assets	122,016	46,827	5,086	(13,588)
Net Assets
Beginning of period	517,648	470,821	121,524	135,112
End of Period	$ 639,664	$ 517,648	$ 126,610	$ 121,524
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 398	$ 1,162	$ 746	$ 1,329
Net realized gain (loss)	459	(79)	(773)	54,396
Net change in unrealized appreciation (depreciation)	2,526	2,337	383,583	205,023
Increase (decrease) in net assets resulting from operations	3,383	3,420	383,556	260,748
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(753)	(659)	(3,110)	(203)
Class C	(13)	(16)	(1,931)	(152)
Class I	(237)	(349)	(46,634)	(2,750)
Class R6	(87)	(80)	(1,485)	(65)
Total dividends and distributions to shareholders	(1,090)	(1,104)	(53,160)	(3,170)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(867)	(1,375)	25,106	23,417
Class C	(117)	(389)	7,764	853
Class I	(1,530)	(4,479)	402,746	348,618
Class R6	52	(112)	25,902	11,985
Increase (decrease) in net assets from capital transactions	(2,462)	(6,355)	461,518	384,873
Net increase (decrease) in net assets	(169)	(4,039)	791,914	642,451
Net Assets
Beginning of period	31,137	35,176	1,861,473	1,219,022
End of Period	$ 30,968	$ 31,137	$ 2,653,387	$ 1,861,473
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,545)	$ (7,242)	$ (836)	$ 7,351
Net realized gain (loss)	14,579	(116,546)	82,270	69,641
Net change in unrealized appreciation (depreciation)	248,431	354,423	325,434	291,521
Increase (decrease) in net assets resulting from operations	259,465	230,635	406,868	368,513
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(6,955)	(8,378)
Class C	—	—	(3,314)	(5,066)
Class I	—	—	(51,419)	(66,439)
Class R6	—	—	(17,940)	(21,597)
Total dividends and distributions to shareholders	—	—	(79,628)	(101,480)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(33,089)	(43,202)	3,302	8,804
Class C	(6,069)	(13,055)	(3,766)	(7,998)
Class I	(118,221)	(257,025)	46,595	(39,730)
Class R6	(13,465)	(12,494)	24,867	8,776
Increase (decrease) in net assets from capital transactions	(170,844)	(325,776)	70,998	(30,148)
Net increase (decrease) in net assets	88,621	(95,141)	398,238	236,885
Net Assets
Beginning of period	1,489,053	1,584,194	1,741,488	1,504,603
End of Period	$ 1,577,674	$ 1,489,053	$ 2,139,726	$ 1,741,488
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (7,605)	$ (14,776)	$ 2,387	$ 6,290
Net realized gain (loss)	86,499	215,517	7,471	22,396
Net change in unrealized appreciation (depreciation)	228,929	295,252	126,172	65,085
Increase (decrease) in net assets resulting from operations	307,823	495,993	136,030	93,771
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(22,312)	(64,943)	(2,756)	(2,821)
Class C	(8,920)	(27,720)	(316)	(379)
Class I	(129,035)	(375,773)	(18,627)	(24,275)
Class R6	(11,533)	(29,364)	(1,611)	(1,025)
Total dividends and distributions to shareholders	(171,800)	(497,800)	(23,310)	(28,500)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(7,348)	(11,751)	(953)	(8,026)
Class C	(11,539)	(19,703)	(1,027)	(2,087)
Class I	(31,633)	(253,220)	(14,874)	(238,487)
Class R6	12,128	84,995	(3,226)	10,280
Increase (decrease) in net assets from capital transactions	(38,392)	(199,679)	(20,080)	(238,320)
Net increase (decrease) in net assets	97,631	(201,486)	92,640	(173,049)
Net Assets
Beginning of period	3,313,343	3,514,829	721,085	894,134
End of Period	$ 3,410,974	$ 3,313,343	$ 813,725	$ 721,085
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (121)	$ (913)	$ (28)	$ (36)
Net realized gain (loss)	(183)	2,344	(509)	(186)
Net change in unrealized appreciation (depreciation)	308,914	205,404	1,669	1,096
Increase (decrease) in net assets resulting from operations	308,610	206,835	1,132	874
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,284	11,541	(2,917)	2,772
Class C	2,783	4,168	2	(13)
Class I	227,098	109,220	38	515
Class R6	89,623	49,954	(12)	(21)
Increase (decrease) in net assets from capital transactions	321,788	174,883	(2,889)	3,253
Net increase (decrease) in net assets	630,398	381,718	(1,757)	4,127
Net Assets
Beginning of period	1,333,764	952,046	9,264	5,137
End of Period	$ 1,964,162	$ 1,333,764	$ 7,507	$ 9,264
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Global Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 15	$ 42	$ (239)	$ (245)
Net realized gain (loss)	(115)	(71)	73,837	(2,570)
Net change in unrealized appreciation (depreciation)	1,226	433	(56,781)	26,503
Increase (decrease) in net assets resulting from operations	1,126	404	16,817	23,688
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6)	(7)	—	(503)
Class C	—	—	—	(104)
Class I	(9)	(2)	—	(643)
Class R6	(29)	(9)	—	(1,405)
Total dividends and distributions to shareholders	(44)	(18)	—	(2,655)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	83	437	100,143	134
Class C	11	— (1)	5,195	(727)
Class I	19	710	86,459	(13,899)
Class R6	(411)	314	64,818	(5,388)
Increase (decrease) in net assets from capital transactions	(298)	1,461	256,615	(19,880)
Net increase (decrease) in net assets	784	1,847	273,432	1,153
Net Assets
Beginning of period	5,757	3,910	110,875	109,722
End of Period	$ 6,541	$ 5,757	$ 384,307	$ 110,875

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,442	$ 7,652
Net realized gain (loss)	19,776	6,254
Net change in unrealized appreciation (depreciation)	89,251	74,501
Increase (decrease) in net assets resulting from operations	112,469	88,407
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,536)	(41,415)
Class C	(96)	(712)
Class I	(373)	(1,853)
Class R6	(25)	(20)
Total dividends and distributions to shareholders	(9,030)	(44,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(25,686)	(26,993)
Class C	(1,283)	(4,018)
Class I	(928)	(4,841)
Class R6	(46)	1,516
Increase (decrease) in net assets from capital transactions	(27,943)	(34,336)
Net increase (decrease) in net assets	75,496	10,071
Net Assets
Beginning of period	590,363	580,292
End of Period	$ 665,859	$ 590,363
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/23 to 3/31/24(6)	$16.91	(0.06)	4.94	4.88	—	—	(1.10)	(1.10)	—	3.78	$20.69	29.87%	$ 601,117	1.21% (7)	1.21%	(0.65) %	10%
10/1/22 to 9/30/23	16.87	(0.08)	3.43	3.35	—	—	(3.31)	(3.31)	—	0.04	16.91	23.25	483,990	1.22 (7)	1.22	(0.45)	12
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (7)(8)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (7)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (7)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (7)	1.24	(0.43)	12
Class C
10/1/23 to 3/31/24(6)	$10.48	(0.08)	2.98	2.90	—	—	(1.10)	(1.10)	—	1.80	$12.28	29.27%	$ 2,756	2.05% (7)	2.05%	(1.49) %	10%
10/1/22 to 9/30/23	11.73	(0.14)	2.20	2.06	—	—	(3.31)	(3.31)	—	(1.25)	10.48	22.24	2,136	2.06 (7)	2.06	(1.29)	12
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (7)(8)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (7)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (7)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (7)	2.02	(1.22)	12
Class I
10/1/23 to 3/31/24(6)	$17.95	(0.04)	5.25	5.21	—	—	(1.10)	(1.10)	—	4.11	$22.06	29.98%	$ 34,313	0.99% (7)	0.99%	(0.43) %	10%
10/1/22 to 9/30/23	17.67	(0.04)	3.63	3.59	—	—	(3.31)	(3.31)	—	0.28	17.95	23.60	29,960	1.00 (7)	1.00	(0.23)	12
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (7)(8)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (7)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (7)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (7)	1.03	(0.21)	12
Class R6
10/1/23 to 3/31/24(6)	$18.34	(0.02)	5.38	5.36	—	—	(1.10)	(1.10)	—	4.26	$22.60	30.16%	$ 1,478	0.73%	0.90%	(0.17) %	10%
10/1/22 to 9/30/23	17.95	— (9)	3.70	3.70	—	—	(3.31)	(3.31)	—	0.39	18.34	23.88	1,562	0.73	0.91	0.03	12
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (8)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (10)	0.94	(0.27)	12

KAR Equity Income Fund
Class A
10/1/23 to 3/31/24(6)	$18.14	0.25	2.15	2.40	(0.52)	—	—	(0.52)	—	1.88	$20.02	13.41%	$ 107,731	1.20%	1.35%	2.64%	7%
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	—	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19	1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	—	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (8)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (8)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (8)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/23 to 3/31/24(6)	$15.20	0.15	1.80	1.95	(0.37)	—	—	(0.37)	—	1.58	$16.78	12.99%	$ 3,029	1.95%	2.16%	1.92%	7%
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	—	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94	2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	—	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (8)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (8)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (8)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
Class I
10/1/23 to 3/31/24(6)	$18.02	0.27	2.14	2.41	(0.48)	—	—	(0.48)	—	1.93	$19.95	13.55%	$ 13,746	0.95%	1.12%	2.91%	7%
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	—	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94	1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	—	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (8)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (8)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (8)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
Class R6
10/1/23 to 3/31/24(6)	$17.98	0.27	2.14	2.41	(0.59)	—	—	(0.59)	—	1.82	$19.80	13.59%	$ 2,104	0.91%	1.02%	2.92%	7%
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	—	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90	1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	—	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (8)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (8)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (8)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26

KAR Global Quality Dividend Fund
Class A
10/1/23 to 3/31/24(6)	$13.71	0.17	1.37	1.54	(0.50)	—	—	(0.50)	—	1.04	$14.75	11.33%	$ 22,036	1.35%	1.59%	2.45%	10%
10/1/22 to 9/30/23	12.96	0.44	0.72	1.16	(0.41)	—	—	(0.41)	—	0.75	13.71	8.79	21,314	1.35	1.56	3.10	21
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36 (8)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
Class C
10/1/23 to 3/31/24(6)	$13.28	0.12	1.32	1.44	(0.35)	—	—	(0.35)	—	1.09	$14.37	10.90%	$ 413	2.10%	2.42%	1.67%	10%
10/1/22 to 9/30/23	12.54	0.32	0.71	1.03	(0.29)	—	—	(0.29)	—	0.74	13.28	8.06	490	2.10	2.38	2.29	21
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11 (8)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$13.69	0.19	1.36	1.55	(0.49)	—	—	(0.49)	—	1.06	$14.75	11.49%	$ 6,123	1.10%	1.36%	2.68%	10%
10/1/22 to 9/30/23	12.94	0.48	0.71	1.19	(0.44)	—	—	(0.44)	—	0.75	13.69	9.02	7,143	1.10	1.32	3.34	21
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12 (8)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
Class R6
10/1/23 to 3/31/24(6)	$13.79	0.22	1.37	1.59	(0.58)	—	—	(0.58)	—	1.01	$14.80	11.67%	$ 2,396	0.78%	1.23%	3.04%	10%
10/1/22 to 9/30/23	13.04	0.53	0.72	1.25	(0.50)	—	—	(0.50)	—	0.75	13.79	9.41	2,190	0.79	1.20	3.67	21
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80 (8)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (11) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (12)

KAR Mid-Cap Core Fund
Class A
10/1/23 to 3/31/24(6)	$50.46	(0.04)	9.07	9.03	—	—	(1.33)	(1.33)	—	7.70	$58.16	18.14%	$ 155,768	1.20%	1.28%	(0.14) %	10%
10/1/22 to 9/30/23	41.93	(0.05)	8.69	8.64	—	—	(0.11)	(0.11)	—	8.53	50.46	20.63	111,714	1.21 (8)	1.32	(0.11)	21
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (8)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
Class C
10/1/23 to 3/31/24(6)	$45.38	(0.22)	8.14	7.92	—	—	(1.33)	(1.33)	—	6.59	$51.97	17.72%	$ 81,684	1.95%	2.04%	(0.90) %	10%
10/1/22 to 9/30/23	38.00	(0.38)	7.87	7.49	—	—	(0.11)	(0.11)	—	7.38	45.38	19.73	64,053	1.96 (8)	2.07	(0.87)	21
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (8)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
Class I
10/1/23 to 3/31/24(6)	$51.97	0.03	9.35	9.38	—	—	(1.33)	(1.33)	—	8.05	$60.02	18.29%	$2,334,359	0.95%	1.03%	0.11%	10%
10/1/22 to 9/30/23	43.07	0.07	8.94	9.01	—	—	(0.11)	(0.11)	—	8.90	51.97	20.94	1,639,765	0.96 (8)	1.07	0.14	21
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (8)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/23 to 3/31/24(6)	$52.21	0.06	9.40	9.46	—	—	(1.33)	(1.33)	—	8.13	$60.34	18.36%	$ 81,576	0.87%	0.94%	0.20%	10%
10/1/22 to 9/30/23	43.24	0.11	8.97	9.08	—	—	(0.11)	(0.11)	—	8.97	52.21	21.02	45,941	0.88 (8)	0.97	0.21	21
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (8)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28

KAR Mid-Cap Growth Fund
Class A
10/1/23 to 3/31/24(6)	$50.22	(0.17)	9.59	9.42	—	—	—	—	—	9.42	$59.64	18.76%	$ 323,737	1.26% (7)	1.26%	(0.63) %	7%
10/1/22 to 9/30/23	43.47	(0.30)	7.05	6.75	—	—	—	—	—	6.75	50.22	15.53	302,747	1.25 (7)	1.25	(0.61)	13
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	—	(1.04)	(1.04)	— (9)	(27.90)	43.47	(38.15) % (13)	301,043	1.25 (7)(8)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (7)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (7)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (7)	1.33	(0.87)	28
Class C
10/1/23 to 3/31/24(6)	$37.99	(0.28)	7.23	6.95	—	—	—	—	—	6.95	$44.94	18.29%	$ 57,492	2.04% (7)	2.04%	(1.41) %	7%
10/1/22 to 9/30/23	33.14	(0.51)	5.36	4.85	—	—	—	—	—	4.85	37.99	14.63	54,318	2.03 (7)	2.03	(1.39)	13
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	—	(1.04)	(1.04)	— (9)	(21.97)	33.14	(38.65) % (13)	59,318	2.05 (7)(8)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (7)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (7)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (7)	2.12	(1.62)	28
Class I
10/1/23 to 3/31/24(6)	$52.43	(0.11)	10.03	9.92	—	—	—	—	—	9.92	$62.35	18.92%	$1,102,845	1.03% (7)	1.03%	(0.40) %	7%
10/1/22 to 9/30/23	45.29	(0.20)	7.34	7.14	—	—	—	—	—	7.14	52.43	15.77	1,041,379	1.02 (7)	1.02	(0.39)	13
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	—	(1.04)	(1.04)	— (9)	(28.85)	45.29	(38.00) % (13)	1,134,777	1.01 (7)(8)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (7)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (7)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (7)	1.11	(0.58)	28
Class R6
10/1/23 to 3/31/24(6)	$53.02	(0.06)	10.15	10.09	—	—	—	—	—	10.09	$63.11	19.03%	$ 93,600	0.83%	0.92%	(0.21) %	7%
10/1/22 to 9/30/23	45.71	(0.10)	7.41	7.31	—	—	—	—	—	7.31	53.02	15.99	90,609	0.82	0.91	(0.19)	13
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	—	(1.04)	(1.04)	— (9)	(28.97)	45.71	(37.89) % (13)	89,056	0.84 (8)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (10)	1.01	(0.34)	28
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Core Fund
Class A
10/1/23 to 3/31/24(6)	$43.66	(0.08)	10.12	10.04	(0.21)	—	(1.87)	(2.08)	—	7.96	$51.62	23.47%	$ 177,428	1.27%	1.27%	(0.32) %	2%
10/1/22 to 9/30/23	37.42	0.08	8.84	8.92	(0.07)	—	(2.61)	(2.68)	—	6.24	43.66	24.88	146,983	1.27	1.27	0.20	10
10/1/21 to 9/30/22	47.98	— (9)	(4.72)	(4.72)	—	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (8)	1.27	— (14)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
Class C
10/1/23 to 3/31/24(6)	$32.61	(0.18)	7.51	7.33	(0.03)	—	(1.87)	(1.90)	—	5.43	$38.04	23.03%	$ 65,024	1.99%	1.99%	(1.03) %	2%
10/1/22 to 9/30/23	28.70	(0.16)	6.68	6.52	—	—	(2.61)	(2.61)	—	3.91	32.61	23.98	59,235	1.99	1.99	(0.52)	10
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (8)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
Class I
10/1/23 to 3/31/24(6)	$47.37	(0.01)	11.01	11.00	(0.27)	—	(1.87)	(2.14)	—	8.86	$56.23	23.66%	$1,410,313	1.00%	1.00%	(0.05) %	2%
10/1/22 to 9/30/23	40.33	0.21	9.55	9.76	(0.11)	—	(2.61)	(2.72)	—	7.04	47.37	25.20	1,146,747	1.00	1.00	0.47	10
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	—	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (8)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (9)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
Class R6
10/1/23 to 3/31/24(6)	$47.62	0.01	11.06	11.07	(0.32)	—	(1.87)	(2.19)	—	8.88	$56.50	23.69%	$ 486,961	0.92%	0.92%	0.02%	2%
10/1/22 to 9/30/23	40.53	0.25	9.60	9.85	(0.15)	—	(2.61)	(2.76)	—	7.09	47.62	25.30	388,523	0.92	0.92	0.55	10
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	—	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (8)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9

KAR Small-Cap Growth Fund
Class A
10/1/23 to 3/31/24(6)	$31.53	(0.11)	3.11	3.00	—	—	(1.76)	(1.76)	—	1.24	$32.77	9.86%	$ 424,652	1.37% (7)	1.37%	(0.68) %	9%
10/1/22 to 9/30/23	32.27	(0.20)	4.50	4.30	—	—	(5.04)	(5.04)	—	(0.74)	31.53	15.15	416,428	1.36 (7)	1.36	(0.62)	7
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (7)(8)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (7)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (7)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (7)	1.37	(0.66)	16
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Growth Fund (Continued)
Class C
10/1/23 to 3/31/24(6)	$25.47	(0.17)	2.48	2.31	—	—	(1.76)	(1.76)	—	0.55	$26.02	9.49%	$ 127,758	2.09% (7)	2.09%	(1.41) %	9%
10/1/22 to 9/30/23	27.18	(0.35)	3.68	3.33	—	—	(5.04)	(5.04)	—	(1.71)	25.47	14.31	136,793	2.08 (7)	2.08	(1.36)	7
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (7)(8)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (7)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (7)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (7)	2.10	(1.40)	16
Class I
10/1/23 to 3/31/24(6)	$33.04	(0.07)	3.27	3.20	—	—	(1.76)	(1.76)	—	1.44	$34.48	10.02%	$2,609,260	1.10% (7)	1.10%	(0.40) %	9%
10/1/22 to 9/30/23	33.50	(0.12)	4.70	4.58	—	—	(5.04)	(5.04)	—	(0.46)	33.04	15.47	2,534,160	1.09 (7)	1.09	(0.36)	7
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (7)(8)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (7)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (7)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (7)	1.11	(0.40)	16
Class R6
10/1/23 to 3/31/24(6)	$33.29	(0.05)	3.28	3.23	—	—	(1.76)	(1.76)	—	1.47	$34.76	10.04%	$ 249,304	1.00% (7)	1.00%	(0.30) %	9%
10/1/22 to 9/30/23	33.68	(0.08)	4.73	4.65	—	—	(5.04)	(5.04)	—	(0.39)	33.29	15.61	225,962	0.99 (7)	0.99	(0.23)	7
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (7)(8)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (7)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (7)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (7)	1.00	(0.31)	16

KAR Small-Cap Value Fund
Class A
10/1/23 to 3/31/24(6)	$21.74	0.05	4.09	4.14	(0.12)	—	(0.57)	(0.69)	—	3.45	$25.19	19.24%	$ 101,359	1.21% (7)	1.21%	0.43%	0%
10/1/22 to 9/30/23	20.31	0.12	1.98	2.10	(0.09)	—	(0.58)	(0.67)	—	1.43	21.74	10.42	88,472	1.21 (7)	1.21	0.53	11
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	—	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (7)(8)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (7)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (7)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (7)	1.24	0.80	14
Class C
10/1/23 to 3/31/24(6)	$20.88	(0.04)	3.93	3.89	—	—	(0.57)	(0.57)	—	3.32	$24.20	18.80%	$ 13,106	1.98% (7)	1.98%	(0.34) %	0%
10/1/22 to 9/30/23	19.59	(0.05)	1.92	1.87	—	—	(0.58)	(0.58)	—	1.29	20.88	9.59	12,289	1.97 (7)	1.97	(0.23)	11
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (7)(8)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (7)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (7)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (7)	1.99	0.09	14
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/23 to 3/31/24(6)	$21.80	0.08	4.11	4.19	(0.15)	—	(0.57)	(0.72)	—	3.47	$25.27	19.44%	$ 648,040	0.98% (7)	0.98%	0.67%	0%
10/1/22 to 9/30/23	20.36	0.17	1.98	2.15	(0.13)	—	(0.58)	(0.71)	—	1.44	21.80	10.65	572,969	0.98 (7)	0.98	0.78	11
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	—	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (7)(8)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (7)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (7)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (7)	1.01	1.02	14
Class R6
10/1/23 to 3/31/24(6)	$21.91	0.09	4.13	4.22	(0.21)	—	(0.57)	(0.78)	—	3.44	$25.35	19.48%	$ 51,220	0.90% (7)	0.90%	0.74%	0%
10/1/22 to 9/30/23	20.39	0.19	1.99	2.18	(0.08)	—	(0.58)	(0.66)	—	1.52	21.91	10.78	47,355	0.89 (7)	0.89	0.85	11
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	—	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (7)(8)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (7)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (7)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (7)	0.90	1.11	14

KAR Small-Mid Cap Core Fund
Class A
10/1/23 to 3/31/24(6)	$16.49	(0.02)	3.32	3.30	—	—	—	—	—	3.30	$19.79	20.01%	$ 65,920	1.24% (7)	1.24%	(0.24) %	2%
10/1/22 to 9/30/23	13.53	(0.05)	3.01	2.96	—	—	—	—	—	2.96	16.49	21.88	52,713	1.26 (7)	1.26	(0.29)	18
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (7)(8)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
Class C
10/1/23 to 3/31/24(6)	$15.81	(0.09)	3.18	3.09	—	—	—	—	—	3.09	$18.90	19.54%	$ 45,807	2.01% (7)	2.01%	(1.01) %	2%
10/1/22 to 9/30/23	13.07	(0.16)	2.90	2.74	—	—	—	—	—	2.74	15.81	20.96	35,836	2.04 (7)	2.03	(1.07)	18
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (7)(8)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (7)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
Class I
10/1/23 to 3/31/24(6)	$16.71	— (9)	3.37	3.37	—	—	—	—	—	3.37	$20.08	20.17%	$1,670,586	0.99% (7)	0.99%	0.01%	2%
10/1/22 to 9/30/23	13.68	(0.01)	3.04	3.03	—	—	—	—	—	3.03	16.71	22.15	1,178,304	1.01 (7)	1.01	(0.04)	18
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (7)(8)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (9)	—	—	— (9)	—	4.31	18.82	29.72	1,168,320	1.02 (7)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class R6
10/1/23 to 3/31/24(6)	$16.78	0.01	3.38	3.39	—	—	—	—	—	3.39	$20.17	20.20%	$ 181,849	0.90% (7)	0.90%	0.09%	2%
10/1/22 to 9/30/23	13.71	0.01	3.06	3.07	—	—	—	—	—	3.07	16.78	22.39	66,911	0.92 (7)	0.92	0.09	18
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (7)(8)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (7)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (9)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21

KAR Small-Mid Cap Growth Fund
Class A
10/1/23 to 3/31/24(6)	$ 9.10	(0.04)	1.29	1.25	—	—	—	—	—	1.25	$10.35	13.74%	$ 688	1.31% (15)	2.04%	(0.81) %	23%
10/1/22 to 9/30/23	7.73	(0.06)	1.43	1.37	—	—	—	—	—	1.37	9.10	17.72	3,321	1.30	2.25	(0.61)	14
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (8)	2.77	(1.04)	27
12/8/20 (11) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (12)
Class C
10/1/23 to 3/31/24(6)	$ 8.91	(0.07)	1.26	1.19	—	—	—	—	—	1.19	$10.10	13.36%	$ 116	2.07% (15)	2.75%	(1.52) %	23%
10/1/22 to 9/30/23	7.63	(0.12)	1.40	1.28	—	—	—	—	—	1.28	8.91	16.78	101	2.05	2.92	(1.45)	14
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (8)	3.44	(1.77)	27
12/8/20 (11) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (12)
Class I
10/1/23 to 3/31/24(6)	$ 9.17	(0.03)	1.30	1.27	—	—	—	—	—	1.27	$10.44	13.85%	$ 3,148	1.07% (15)	1.80%	(0.52) %	23%
10/1/22 to 9/30/23	7.77	(0.04)	1.44	1.40	—	—	—	—	—	1.40	9.17	18.02	2,715	1.05	1.98	(0.42)	14
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (8)	2.58	(0.76)	27
12/8/20 (11) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (12)
Class R6
10/1/23 to 3/31/24(6)	$ 9.18	(0.02)	1.30	1.28	—	—	—	—	—	1.28	$10.46	13.94%	$ 3,555	1.01% (15)	1.69%	(0.46) %	23%
10/1/22 to 9/30/23	7.78	(0.03)	1.43	1.40	—	—	—	—	—	1.40	9.18	17.99	3,127	0.99	1.86	(0.38)	14
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (8)	2.45	(0.71)	27
12/8/20 (11) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (12)

KAR Small-Mid Cap Value Fund
Class A
10/1/23 to 3/31/24(6)	$ 8.49	0.01	1.64	1.65	(0.04)	—	—	(0.04)	—	1.61	$10.10	19.52%	$ 1,523	1.17%	2.17%	0.25%	5%
10/1/22 to 9/30/23	7.77	0.05	0.72	0.77	(0.05)	—	—	(0.05)	—	0.72	8.49	9.96	1,207	1.17	2.20	0.56	15
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (8)	4.12	0.29	19
8/3/21 (11) to 9/30/21	10.00	— (9)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Value Fund (Continued)
Class C
10/1/23 to 3/31/24(6)	$ 8.42	(0.02)	1.62	1.60	—	—	—	—	—	1.60	$10.02	19.00%	$ 116	1.92%	2.93%	(0.49) %	5%
10/1/22 to 9/30/23	7.71	(0.02)	0.73	0.71	—	—	—	—	—	0.71	8.42	9.21	87	1.92	2.96	(0.20)	15
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (8)	4.86	(0.46)	19
8/3/21 (11) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/23 to 3/31/24(6)	$ 8.52	0.02	1.66	1.68	(0.07)	—	—	(0.07)	—	1.61	$10.13	19.75%	$ 1,378	0.92%	2.03%	0.50%	5%
10/1/22 to 9/30/23	7.76	0.07	0.73	0.80	(0.04)	—	—	(0.04)	—	0.76	8.52	10.29	1,150	0.92	2.07	0.81	15
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (8)	3.89	0.47	19
8/3/21 (11) to 9/30/21	10.00	— (9)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/23 to 3/31/24(6)	$ 8.56	0.03	1.66	1.69	(0.08)	—	—	(0.08)	—	1.61	$10.17	19.76%	$ 3,524	0.82%	1.90%	0.60%	5%
10/1/22 to 9/30/23	7.78	0.08	0.73	0.81	(0.03)	—	—	(0.03)	—	0.78	8.56	10.37	3,313	0.82	1.92	0.90	15
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (8)	3.83	0.63	19
8/3/21 (11) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Global Growth Fund
Class A
10/1/23 to 3/31/24(6)	$23.54	(0.07)	3.97	3.90	—	—	—	—	—	3.90	$27.44	16.57%	$ 125,505	1.30% (10)	1.52%	(0.52) %	137% (16)
10/1/22 to 9/30/23	19.49	(0.11)	4.70	4.59	—	—	(0.54)	(0.54)	—	4.05	23.54	23.95	22,363	1.34 (10)	1.46	(0.48)	24
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (8)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (7)	1.36	(0.53)	49
2/1/19 to 9/30/19(17)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
Class C
10/1/23 to 3/31/24(6)	$21.54	(0.15)	3.62	3.47	—	—	—	—	—	3.47	$25.01	16.11%	$ 9,504	2.06% (10)	2.20%	(1.30) %	137% (16)
10/1/22 to 9/30/23	18.01	(0.26)	4.33	4.07	—	—	(0.54)	(0.54)	—	3.53	21.54	23.01	3,726	2.09 (10)	2.18	(1.25)	24
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (7)(8)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(17)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class I*
10/1/23 to 3/31/24(6)	$23.85	(0.04)	4.03	3.99	—	—	—	—	—	3.99	$27.84	16.73%	$ 114,330	1.05% (10)	1.22%	(0.28) %	137% (16)
10/1/22 to 9/30/23	19.69	(0.06)	4.76	4.70	—	—	(0.54)	(0.54)	—	4.16	23.85	24.27	24,356	1.09 (10)	1.19	(0.26)	24
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (8)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (9)	—	—	— (9)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(17)	18.61	— (9)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
Class R6**
10/1/23 to 3/31/24(6)	$24.75	(0.02)	4.18	4.16	—	—	—	—	—	4.16	$28.91	16.81%	$ 134,968	0.91% (10)	1.10%	(0.16) %	137% (16)
10/1/22 to 9/30/23	20.38	(0.01)	4.92	4.91	—	—	(0.54)	(0.54)	—	4.37	24.75	24.49	60,430	0.90	1.06	(0.05)	24
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (8)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(17)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54

Tactical Allocation Fund
Class A
10/1/23 to 3/31/24(6)	$ 9.53	0.06	1.80	1.86	(0.07)	—	(0.08)	(0.15)	—	1.71	$11.24	19.63%	$ 629,117	0.99%	1.07%	1.10%	13%
10/1/22 to 9/30/23	8.89	0.12	1.22	1.34	(0.12)	—	(0.58)	(0.70)	—	0.64	9.53	15.81	557,103	0.99	1.07	1.26	23
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	—	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (8)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (8)(10)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (7)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (9)	(0.15)	9.51	2.36 (13)	569,543	1.14 (7)	1.14	1.33	51
Class C
10/1/23 to 3/31/24(6)	$ 9.75	0.02	1.85	1.87	(0.03)	—	(0.08)	(0.11)	—	1.76	$11.51	19.26%	$ 9,440	1.75%	1.88%	0.35%	13%
10/1/22 to 9/30/23	9.08	0.05	1.24	1.29	(0.04)	—	(0.58)	(0.62)	—	0.67	9.75	14.92	9,183	1.75	1.87	0.49	23
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	—	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (8)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (8)(10)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (7)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (9)	(0.15)	9.78	1.48 (13)	8,560	1.91 (10)	1.99	0.59	51
Class I
10/1/23 to 3/31/24(6)	$ 9.50	0.07	1.81	1.88	(0.09)	—	(0.08)	(0.17)	—	1.71	$11.21	19.82%	$ 25,576	0.76%	0.86%	1.33%	13%
10/1/22 to 9/30/23	8.86	0.14	1.22	1.36	(0.14)	—	(0.58)	(0.72)	—	0.64	9.50	16.11	22,540	0.76	0.86	1.49	23
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	—	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (8)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (8)(10)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (7)	0.82	0.73	35
1/29/19 (11) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (9)	0.85	9.51	10.94 (13)	2,813	0.88 (7)	0.89	1.52	51 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Tactical Allocation Fund (Continued)
Class R6
10/1/23 to 3/31/24(6)	$ 9.49	0.08	1.80	1.88	(0.10)	—	(0.08)	(0.18)	—	1.70	$11.19	19.84%	$ 1,726	0.60%	0.76%	1.49%	13%
10/1/22 to 9/30/23	8.87	0.15	1.22	1.37	(0.17)	—	(0.58)	(0.75)	—	0.62	9.49	16.26	1,537	0.60	0.77	1.57	23
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	—	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (8)	0.70	1.00	24
10/20/20 (11) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (8)	0.86	0.70	46 (12)

Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Amount is less than $0.005 per share.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliates had no impact on total return.
(14)	Amount is less than 0.005%.
(15)	Includes interest expense on borrowings.
(16)	Due to fund merger, see Note 12 in Notes to Financial Statements.
(17)	The Fund changed its fiscal year end to September 30, during the period.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) March 31, 2024
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Equity Income Fund	Capital appreciation and current income.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Mid Cap Growth Fund	Long-term capital appreciation.
KAR Small-Mid Cap Value Fund	Long-term capital appreciation.
SGA Global Growth Fund	Long-term capital appreciation.
Tactical Allocation Fund	Capital appreciation and income.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$ 4,605	$ 4,605	$ —
KAR Global Quality Dividend Fund	1,565	1,565	—
Tactical Allocation Fund	821	821	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$4,731
KAR Global Quality Dividend Fund	Money Market Mutual Fund	1,636
Tactical Allocation Fund	Money Market Mutual Fund	852
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	$500+ Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Global Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Global Growth Fund	1.25 (1)	2.00 (1)	1.00 (1)	0.90
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	Effective March 8, 2024. For the period January 1, 2023 through March 7, 2024, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively : 1.33%, 2.08%, 1.08%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Expiration
Fund	2024	2025	2026	2027	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 3	$ 3	$ 2	$ 9
KAR Equity Income Fund
Class A	79	136	153	77	445
Class C	5	5	8	3	21
Class I	8	18	38	12	76
Class R6	1	2	2	1	6
KAR Global Quality Dividend Fund
Class A	19	32	47	26	124
Class C	1	2	2	1	6
Class I	8	19	21	8	56
Class R6	4	9	10	5	28
KAR Mid-Cap Core Fund
Class A	46	77	104	52	279
Class C	36	67	69	31	203
Class I	520	1,112	1,471	733	3,836
Class R6	22	43	29	22	116
KAR Mid-Cap Growth Fund
Class C	—	—	— (1)	—	— (1)
Class R6	63	102	80	41	286
KAR Small-Mid Cap Core Fund
Class A	—	—	— (1)	—	— (1)
Class R6	—	—	— (1)	—	— (1)
KAR Small-Mid Cap Growth Fund
Class A	9	8	21	11	49
Class C	2	2	1	— (1)	5
Class I	22	34	21	11	88
Class R6	42	43	26	11	122
KAR Small-Mid Cap Value Fund
Class A	2	7	12	6	27
Class C	2	3	1	1	7
Class I	2	9	10	7	28
Class R6	51	85	35	19	190
SGA Global Growth Fund
Class A	24	16	26	41	107
Class C	—	1	3	3	7
Class I	6	15	26	32	79
Class R6	50	90	102	68	310
Tactical Allocation Fund
Class A	342	424	474	232	1,472
Class C	33	24	12	6	75
Class I	28	38	24	12	102
Class R6	— (1)	— (1)	1	1	2
(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2024, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$— (1)	$1	$1	$3	$5
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2024, it retained net commissions of $106 for Class A shares and CDSC of $(—)* and $32 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2024, the Funds incurred administration fees totaling $6,036 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2024, the Funds incurred transfer agent fees totaling $2,701 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class A	10,000	$ 101
Class C	10,000	100
Class I	10,000	101
Class R6	346,564	3,525
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended March 31, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—25.7%
Dream Finders Homes, Inc.(1)	$ 81,774	$ —	$ 18,497	$ 4,910	$ 62,196	$130,383	2,981,552	$ —	$—
Endava plc(1),(2)	—	101,786	7,004	1,038	(33,582)	105,934	2,784,813	—	—
Fox Factory Holding Corp.(1)	235,316	26,477	13,855	6,894	(113,699)	141,133	2,710,453	—	—
Goosehead Insurance, Inc.(3)	100,353	—	10,990	3,577	(38,894)	—	—	—	—
Holley, Inc.(1)	52,945	—	11,098	(16,381)	10,504	35,970	8,065,070	—	—
MediaAlpha, Inc.(1)	32,810	—	7,888	(18,196)	62,636	69,362	3,405,118	—	—
National Research Corp.	106,910	—	16,639	960	(11,694)	79,537	2,008,009	495	—
NVE Corp.(3)	20,181	—	1,699	230	(6,493)	—	—	466	—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Olo, Inc.(1)	$ 50,083	$ —	$ 3,229	$ (2,070)	$ (2,705)	$ 42,079	7,664,600	$ —	$—
Omega Flex, Inc.	63,481	—	2,424	(1,000)	(5,139)	54,918	774,250	266	—
Revolve Group, Inc.(1)	64,113	—	12,365	(9,013)	41,113	83,848	3,960,701	—	—
Ryan Specialty Holdings, Inc.(3)	311,897	—	29,432	14,650	(160,459)	—	—	2,021	—
Smith Douglas Homes Corp.(1)	—	21,251	—	—	7,928	29,179	982,435	—	—
U.S. Physical Therapy, Inc.	95,812	—	12,003	(2,200)	21,620	103,229	914,582	832	—
Total	$1,215,675	$149,514	$147,123	$(16,601)	$(166,668)	$875,572		$4,080	$—

(1)	Non-income producing.
(2)	Issuer was not an affiliated investment of the Fund at September 30, 2023.
(3)	Issuer is not an affiliated investment of the Fund at March 31, 2024.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2024.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 54,366	$ 94,416
KAR Equity Income Fund	8,491	17,623
KAR Global Quality Dividend Fund	3,142	6,097
KAR Mid-Cap Core Fund	533,481	220,358
KAR Mid-Cap Growth Fund	107,171	276,300
KAR Small-Cap Core Fund	28,487	151,881
KAR Small-Cap Growth Fund	294,160	593,845
KAR Small-Cap Value Fund	—	38,055
KAR Small-Mid Cap Core Fund	309,987	32,161
KAR Small-Mid Cap Growth Fund	2,037	4,708
KAR Small-Mid Cap Value Fund	304	664
SGA Global Growth Fund	216,248	211,865
Tactical Allocation Fund	74,594	124,148
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2024, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$4,862	$519

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	395	$ 6,782	417	$ 6,444	42	$ 795	432	$ 8,302
Reinvestment of distributions	1,619	28,943	5,405	77,837	141	2,645	311	6,038
Shares repurchased and cross class conversions	(1,571)	(29,096)	(3,050)	(50,169)	(385)	(7,277)	(865)	(16,508)
Net Increase / (Decrease)	443	$ 6,629	2,772	$ 34,112	(202)	$ (3,837)	(122)	$ (2,168)
Class C
Shares sold and cross class conversions	25	$ 294	35	$ 368	8	$ 142	115	$ 1,933
Reinvestment of distributions	21	215	75	677	5	73	18	295
Shares repurchased and cross class conversions	(25)	(280)	(155)	(1,626)	(53)	(849)	(131)	(2,128)
Net Increase / (Decrease)	21	$ 229	(45)	$ (581)	(40)	$ (634)	2	$ 100
Class I
Shares sold and cross class conversions	76	$ 1,535	297	$ 5,272	31	$ 582	844	$ 16,011
Reinvestment of distributions	86	1,626	346	5,279	18	339	112	2,149
Shares repurchased and cross class conversions	(275)	(5,390)	(713)	(12,234)	(191)	(3,560)	(1,549)	(29,580)
Net Increase / (Decrease)	(113)	$ (2,229)	(70)	$ (1,683)	(142)	$ (2,639)	(593)	$ (11,420)
Class R6
Shares sold and cross class conversions	3	$ 54	16	$ 267	13	$ 237	46	$ 867
Reinvestment of distributions	4	94	15	235	3	64	6	119
Shares repurchased and cross class conversions	(27)	(615)	(15)	(257)	(17)	(328)	(37)	(684)
Net Increase / (Decrease)	(20)	$ (467)	16	$ 245	(1)	$ (27)	15	$ 302

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	7	$ 99	78	$ 1,130	624	$ 33,645	851	$ 41,213
Reinvestment of distributions	49	704	43	618	58	3,100	4	203
Shares repurchased and cross class conversions	(117)	(1,670)	(217)	(3,123)	(218)	(11,639)	(368)	(17,999)
Net Increase / (Decrease)	(61)	$ (867)	(96)	$ (1,375)	464	$ 25,106	487	$ 23,417

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	— (1)	$ 3	6	$ 90	243	$ 11,783	299	$ 13,191
Reinvestment of distributions	1	13	1	16	40	1,931	4	152
Shares repurchased and cross class conversions	(9)	(133)	(35)	(495)	(123)	(5,950)	(287)	(12,490)
Net Increase / (Decrease)	(8)	$ (117)	(28)	$ (389)	160	$ 7,764	16	$ 853
Class I
Shares sold and cross class conversions	10	$ 151	105	$ 1,510	10,962	$ 604,215	14,954	$ 751,349
Reinvestment of distributions	17	237	24	346	843	46,371	57	2,728
Shares repurchased and cross class conversions	(134)	(1,918)	(442)	(6,335)	(4,469)	(247,840)	(8,184)	(405,459)
Net Increase / (Decrease)	(107)	$ (1,530)	(313)	$ (4,479)	7,336	$ 402,746	6,827	$ 348,618
Class R6
Shares sold and cross class conversions	15	$ 224	26	$ 370	596	$ 32,931	636	$ 32,626
Reinvestment of distributions	6	83	5	76	23	1,269	1	59
Shares repurchased and cross class conversions	(18)	(255)	(39)	(558)	(147)	(8,298)	(416)	(20,700)
Net Increase / (Decrease)	3	$ 52	(8)	$ (112)	472	$ 25,902	221	$ 11,985

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	260	$ 13,285	494	$ 24,011	161	$ 7,605	466	$ 19,466
Reinvestment of distributions	—	—	—	—	137	6,463	200	7,634
Shares repurchased and cross class conversions	(861)	(46,374)	(1,390)	(67,213)	(228)	(10,766)	(436)	(18,296)
Net Increase / (Decrease)	(601)	$ (33,089)	(896)	$ (43,202)	70	$ 3,302	230	$ 8,804
Class C
Shares sold and cross class conversions	42	$ 1,712	102	$ 3,735	21	$ 728	45	$ 1,359
Reinvestment of distributions	—	—	—	—	95	3,308	175	5,016
Shares repurchased and cross class conversions	(193)	(7,781)	(462)	(16,790)	(223)	(7,802)	(456)	(14,373)
Net Increase / (Decrease)	(151)	$ (6,069)	(360)	$ (13,055)	(107)	$ (3,766)	(236)	$ (7,998)
Class I
Shares sold and cross class conversions	1,751	$ 97,760	4,595	$ 232,426	1,800	$ 93,843	1,788	$ 81,556
Reinvestment of distributions	—	—	—	—	914	46,872	1,464	60,521
Shares repurchased and cross class conversions	(3,923)	(215,981)	(9,789)	(489,451)	(1,837)	(94,120)	(4,041)	(181,807)
Net Increase / (Decrease)	(2,172)	$ (118,221)	(5,194)	$ (257,025)	877	$ 46,595	(789)	$ (39,730)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	207	$ 11,685	434	$ 22,006	848	$ 44,517	2,154	$ 96,191
Reinvestment of distributions	—	—	—	—	161	8,305	213	8,849
Shares repurchased and cross class conversions	(433)	(25,150)	(673)	(34,500)	(549)	(27,955)	(2,108)	(96,264)
Net Increase / (Decrease)	(226)	$ (13,465)	(239)	$ (12,494)	460	$ 24,867	259	$ 8,776

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,150	$ 36,110	1,341	$ 41,857	178	$ 4,244	393	$ 8,752
Reinvestment of distributions	641	19,844	2,069	58,361	111	2,657	128	2,728
Shares repurchased and cross class conversions	(2,040)	(63,302)	(3,596)	(111,969)	(336)	(7,854)	(893)	(19,506)
Net Increase / (Decrease)	(249)	$ (7,348)	(186)	$ (11,751)	(47)	$ (953)	(372)	$ (8,026)
Class C
Shares sold and cross class conversions	172	$ 4,315	137	$ 3,447	23	$ 513	28	$ 594
Reinvestment of distributions	360	8,853	1,174	26,885	14	316	18	379
Shares repurchased and cross class conversions	(992)	(24,707)	(1,946)	(50,035)	(84)	(1,856)	(144)	(3,060)
Net Increase / (Decrease)	(460)	$ (11,539)	(635)	$ (19,703)	(47)	$ (1,027)	(98)	$ (2,087)
Class I
Shares sold and cross class conversions	9,268	$ 303,633	11,398	$ 372,477	1,834	$ 43,076	5,009	$ 110,446
Reinvestment of distributions	3,654	118,750	11,769	347,075	697	16,664	1,009	21,459
Shares repurchased and cross class conversions	(13,939)	(454,016)	(29,413)	(972,772)	(3,164)	(74,614)	(16,896)	(370,392)
Net Increase / (Decrease)	(1,017)	$ (31,633)	(6,246)	$ (253,220)	(633)	$ (14,874)	(10,878)	$ (238,487)
Class R6
Shares sold and cross class conversions	1,346	$ 43,928	3,633	$ 121,597	73	$ 1,761	1,289	$ 27,926
Reinvestment of distributions	255	8,348	745	22,106	28	660	34	713
Shares repurchased and cross class conversions	(1,218)	(40,148)	(1,766)	(58,708)	(241)	(5,647)	(832)	(18,359)
Net Increase / (Decrease)	383	$ 12,128	2,612	$ 84,995	(140)	$ (3,226)	491	$ 10,280

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	574	$ 10,203	1,359	$ 22,578	111	$ 1,055	416	$ 3,754
Shares repurchased and cross class conversions	(440)	(7,919)	(700)	(11,037)	(409)	(3,972)	(107)	(982)
Net Increase / (Decrease)	134	$ 2,284	659	$ 11,541	(298)	$ (2,917)	309	$ 2,772
Class C
Shares sold and cross class conversions	503	$ 8,597	697	$ 10,931	— (1)	$ 3	1	$ 6
Shares repurchased and cross class conversions	(346)	(5,814)	(441)	(6,763)	— (1)	(1)	(3)	(19)
Net Increase / (Decrease)	157	$ 2,783	256	$ 4,168	— (1)	$ 2	(2)	$ (13)
Class I
Shares sold and cross class conversions	21,977	$ 393,832	26,052	$ 424,769	87	$ 829	196	$ 1,770
Shares repurchased and cross class conversions	(9,292)	(166,734)	(19,713)	(315,549)	(82)	(791)	(150)	(1,255)
Net Increase / (Decrease)	12,685	$ 227,098	6,339	$ 109,220	5	$ 38	46	$ 515
Class R6
Shares sold and cross class conversions	5,518	$ 98,323	3,396	$ 56,960	6	$ 59	15	$ 137
Shares repurchased and cross class conversions	(489)	(8,700)	(432)	(7,006)	(7)	(71)	(17)	(158)
Net Increase / (Decrease)	5,029	$ 89,623	2,964	$ 49,954	(1)	$ (12)	(2)	$ (21)

	KAR Small-Mid Cap Value Fund				SGA Global Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	9	$ 83	54	$ 453	78	$ 2,042	93	$ 2,102
Shares issued-merger (See Note 12)	—	—	—	—	3,696	102,096	—	—
Reinvestment of distributions	— (1)	1	— (1)	1	—	—	24	499
Shares repurchased and cross class conversions	— (1)	(1)	(2)	(17)	(151)	(3,995)	(110)	(2,467)
Net Increase / (Decrease)	9	$ 83	52	$ 437	3,623	$ 100,143	7	$ 134
Class C
Shares sold and cross class conversions	1	$ 11	— (1)	$ 1	4	$ 50	8	$ 156
Shares issued-merger (See Note 12)	—	—	—	—	229	5,774	—	—
Reinvestment of distributions	—	—	—	—	—	—	5	104
Shares repurchased and cross class conversions	—	—	— (1)	(1)	(26)	(629)	(49)	(987)
Net Increase / (Decrease)	1	$ 11	—	$ —	207	$ 5,195	(36)	$ (727)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	KAR Small-Mid Cap Value Fund				SGA Global Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	22	$ 203	86	$ 746	106	$ 2,803	170	$ 3,857
Shares issued-merger (See Note 12)	—	—	—	—	3,136	87,854	—	—
Reinvestment of distributions	1	8	— (1)	2	—	—	31	642
Shares repurchased and cross class conversions	(22)	(192)	(4)	(38)	(156)	(4,198)	(868)	(18,398)
Net Increase / (Decrease)	1	$ 19	82	$ 710	3,086	$ 86,459	(667)	$ (13,899)
Class R6
Shares sold and cross class conversions	—	$ —	38	$ 312	49	$ 1,401	68	$ 1,596
Shares issued-merger (See Note 12)	—	—	—	—	2,261	65,779	—	—
Reinvestment of distributions	1	9	— (1)	2	—	—	59	1,288
Shares repurchased and cross class conversions	(41)	(420)	— (1)	— (2)	(83)	(2,362)	(352)	(8,272)
Net Increase / (Decrease)	(40)	$ (411)	38	$ 314	2,227	$ 64,818	(225)	$ (5,388)

	Tactical Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	328	$ 3,340	1,407	$ 13,151
Reinvestment of distributions	746	7,859	4,356	38,261
Shares repurchased and cross class conversions	(3,590)	(36,885)	(8,307)	(78,405)
Net Increase / (Decrease)	(2,516)	$ (25,686)	(2,544)	$ (26,993)
Class C
Shares sold and cross class conversions	18	$ 184	89	$ 857
Reinvestment of distributions	9	96	79	709
Shares repurchased and cross class conversions	(148)	(1,563)	(584)	(5,584)
Net Increase / (Decrease)	(121)	$ (1,283)	(416)	$ (4,018)
Class I
Shares sold and cross class conversions	284	$ 2,920	456	$ 4,352
Reinvestment of distributions	35	368	209	1,829
Shares repurchased and cross class conversions	(410)	(4,216)	(1,171)	(11,022)
Net Increase / (Decrease)	(91)	$ (928)	(506)	$ (4,841)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
	Tactical Allocation Fund
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	21	$ 226	159	$ 1,573
Reinvestment of distributions	2	24	2	14
Shares repurchased and cross class conversions	(31)	(296)	(7)	(71)
Net Increase / (Decrease)	(8)	$ (46)	154	$ 1,516
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of March 31, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	13%	1
KAR Mid-Cap Core Fund	59	5
KAR Mid-Cap Growth Fund	27	2
KAR Small-Cap Core Fund	26	2
KAR Small-Cap Growth Fund	11	1
KAR Small-Cap Value Fund	28	1
KAR Small-Mid Cap Core Fund	46	3
KAR Small-Mid Cap Growth Fund	62	2 *
KAR Small-Mid Cap Value Fund	89	4 *
SGA Global Growth Fund	24	2
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	32%
KAR Mid-Cap Core Fund	Industrials	38
KAR Mid-Cap Growth Fund	Information Technology	26
KAR Small-Cap Core Fund	Industrials	49
KAR Small-Cap Growth Fund	Financials	32
KAR Small-Cap Value Fund	Industrials	39
KAR Small-Cap Value Fund	Financials	26
KAR Small-Mid Cap Core Fund	Industrials	29
KAR Small-Mid Cap Growth Fund	Industrials	28
KAR Small-Mid Cap Growth Fund	Information Technology	26
KAR Small-Mid Cap Value Fund	Industrials	38
SGA Global Growth Fund	Information Technology	26

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a scheduled termination date of July 6, 2024, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. At March 31, 2024, the Funds did not have outstanding borrowings.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Global Quality Dividend Fund	$— (1)	$ 500	6.44%	4
KAR Small-Mid Cap Growth Fund	1	1,675	6.42	2
KAR Small-Mid Cap Value Fund	— (1)	115	6.44	3
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 251,654	$ 385,509	$ (9,878)	$ 375,631
KAR Equity Income Fund	111,470	22,776	(5,343)	17,433
KAR Global Quality Dividend Fund	29,062	5,267	(2,332)	2,935
KAR Mid-Cap Core Fund	1,892,645	696,627	—	696,627
KAR Mid-Cap Growth Fund	834,938	745,064	(12,550)	732,514
KAR Small-Cap Core Fund	1,048,195	1,050,105	(20,363)	1,029,742
KAR Small-Cap Growth Fund	2,112,555	1,313,822	(123,398)	1,190,424
KAR Small-Cap Value Fund	447,707	375,922	(27,149)	348,773
KAR Small-Mid Cap Core Fund	1,534,428	420,303	(36,772)	383,531
KAR Small-Mid Cap Growth Fund	5,606	1,746	(43)	1,703
KAR Small-Mid Cap Value Fund	5,542	1,077	(317)	760
SGA Global Growth Fund	305,937	80,442	(6,993)	73,449
Tactical Allocation Fund	463,947	222,604	(34,625)	187,979

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 123	$ —
KAR Mid-Cap Growth Fund	28,043	—
KAR Small-Mid Cap Core Fund	7,783	—
KAR Small-Mid Cap Growth Fund	172	229
KAR Small-Mid Cap Value Fund	18	23
SGA Global Growth Fund	854	1,028
Tactical Allocation Fund	25,683	—
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Vontobel Global Opportunities Fund, (the “Acquired Fund”), a series of the Virtus Opportunities Trust, and the Virtus SGA Global Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	6,269	3,696	$102,096
Class C Shares	490	229	5,774
Class I Shares	5,328	3,136	87,854
Class R6 Shares	3,949	2,261	65,779
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$261,504	$108,574	$129,294
The net assets of the Acquiring Fund immediately following the acquisition were $390,798.
Assuming the acquisition had been completed on October 1, 2023, the SGA Global Growth Fund’s pro-forma results of operations for the period ended March 31, 2024 would have been as follows:
Net investment income (loss)	$(337)(a)
Net realized and unrealized gain (loss) on investments	55,710 (b)
Net increase (decrease) in net assets resulting from operations	$55,374
(a) $(239), as reported in the Statement of Operations, plus $(98) net investment loss from the Merged Fund pre-merger.
(b) $17,056, as reported in the Statement of Operations, plus $38,654 net realized and unrealized gain (loss) on investments from Merged Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2024
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small Mid-Cap Growth Fund, Virtus KAR Small Mid-Cap Value Fund and Virtus Tactical Allocation Fund (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management, with respect to Virtus Tactical Allocation Fund (fixed income portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Global Growth Fund (each of KAR, VFIA and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus KAR Capital Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Equity Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3-year period and outperformed its benchmark for the 1-, 5- and 10-year periods.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and its benchmark for the 1- and 3- year periods. The Board also noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 5- and 10-year periods..
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe 1-year period and underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date, 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the year-to-date, 1- and 5-year periods and underperformed its benchmark for the 3-year period.
Virtus KAR Small Mid-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the year-to-date and 1-year periods.
Virtus KAR Small Mid-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date and 1-year periods.
Virtus SGA Global Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date, 1-, and 3-year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund outperformed its benchmark for the year-to-date and 5-year period and underperformed its benchmark for the 1- and 3-year periods.
Virtus Tactical Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date period and underperformed the median of its Performance Universe for 1- and 3-year periods. The Board also noted that the Fund underperformed its benchmark for the year-to-date, 1- and 3-year periods.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance, and/or actions taken to address underperformance, were satisfactory.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds, with the exception of Virtus KAR Small-Cap Core Fund, and their shareholders, and that VIA had proposed to lower the expense caps in place for Class A, C and I Shares of Virtus SGA Global Growth Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile.
Virtus KAR Small Mid-Cap Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and the net total expenses after waivers were in the fifth quintile.
Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee was in the second quintile and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of certain classes of Virtus SGA Global Growth Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers and the profitability to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. The Board concluded that the profitability to the Subadvisers from each Fund was reasonable in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds, with the exception of Virtus KAR Small-Cap Core Fund. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2025, and had agreed to lower expense caps in place for Class A, C and I Shares of Virtus SGA Global Growth Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8029	05-24

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies..

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/27/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 5/24/2024

*	Print the name and title of each signing officer under his or her signature.